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EQUITY FUNDS

TOTAL RETURN

GROWTH & INCOME

BLUE CHIP

UTILITIES INCOME

ALL-CAP GROWTH

MID-CAP OPPORTUNITY

SPECIAL SITUATIONS

FOCUSED EQUITY

GLOBAL

SEMI-ANNUAL REPORT
March 31, 2002



Equity Market Overview
FIRST INVESTORS TOTAL RETURN FUND
FIRST INVESTORS GROWTH & INCOME FUND
FIRST INVESTORS BLUE CHIP FUND
FIRST INVESTORS UTILITIES INCOME FUND
FIRST INVESTORS ALL-CAP GROWTH FUND
FIRST INVESTORS MID-CAP OPPORTUNITY FUND
FIRST INVESTORS SPECIAL SITUATIONS FUND
FIRST INVESTORS FOCUSED EQUITY FUND
FIRST INVESTORS GLOBAL FUND, INC.


Dear Investor:

We are pleased to present the semi-annual reports for the First
Investors equity funds for the six-month period ended March 31, 2002.

The Economy

The U.S. economy emerged from a brief recession during the reporting period. In the fourth quarter of 2001, the U.S. economy grew at an annualized rate of 1.7%, following a decline of 1.3% for the third quarter. The consumer was largely responsible for the economy's transition from recession to recovery. Low interest rates spurred spending, as zero percent financing stimulated record monthly auto sales, and the lowest mortgage rates in a generation fueled record monthly home sales. Consumers also benefited from a low rate of inflation, as well as increased cash flow due to cash-out mortgage refinancings which allowed homeowners to take advantage of both low interest rates and home price appreciation by tapping into the equity in their homes. In contrast, the manufacturing sector retrenched, as businesses liquidated inventories at a record pace, slashed capital spending and rigorously restructured operations.

The economy posted a strong 5.8% growth rate in the first quarter of 2002, the fastest rate in over two years. The robust growth was largely driven by a sharp slowdown in inventory liquidation. Consumer spending remained healthy for the quarter, increasing at a 3.5% annual pace, although the unemployment rate rose to 5.7%. Government spending continued to boost the economy, as defense spending increased during the quarter. As is typical at the beginning of a recovery, the rate of inflation remained low with the consumer price index up only 1.5% on a year-over-year basis.

Over the past six months, the Federal Reserve ("the Fed") continued to take actions to encourage economic growth. During the fourth quarter of 2001, the Fed aggressively lowered the benchmark federal funds ("fed funds") rate in response to the recession. Three rate cuts, totaling
1.25 percentage points, dropped the fed funds rate to 1.75% in December, a 40-year low. In response to the recovering economy, the Fed shifted in March from a bias towards continued easing of the fed funds rate to a "neutral" bias, while leaving the rate unchanged. Despite the shift in bias, the Fed indicated that it was likely to maintain the current low rates through at least mid-year, because of the positive outlook for both the inflation rate and productivity, as well as uncertainty about the strength of the recovery. As the first quarter ended, the economy appeared to be moving from very strong growth to a more moderate level of growth.



Equity Market Overview (continued)
FIRST INVESTORS TOTAL RETURN FUND
FIRST INVESTORS GROWTH & INCOME FUND
FIRST INVESTORS BLUE CHIP FUND
FIRST INVESTORS UTILITIES INCOME FUND
FIRST INVESTORS ALL-CAP GROWTH FUND
FIRST INVESTORS MID-CAP OPPORTUNITY FUND
FIRST INVESTORS SPECIAL SITUATIONS FUND
FIRST INVESTORS FOCUSED EQUITY FUND
FIRST INVESTORS GLOBAL FUND, INC.


The Equity Market

Buoyed by the resurgent economy, equities generally posted encouraging results over the past six months. For the period, the leading broad market indexes were solidly positive, as the Dow Jones Industrial Average was up 18.74% and the Standard & Poor's 500 Index increased its value by 11.07%. The Nasdaq Composite Index, which includes a large number of technology companies, was up 23.12%. Among market capitalization sectors, small-cap stocks outpaced their larger brethren, as the Russell 2000 (a leading small-cap index) increased by 23.68% over the reporting period. Among market sectors, the technology and consumer discretionary sectors were the top performers.

While the six-month returns noted above may paint a rosy picture, when performance is broken out by quarter, the picture is somewhat different. The stock market recovered from its post-September 11th low during the fourth quarter of 2001, as all major indexes posted double-digit positive gains. As the nascent recovery became apparent, investors regained the confidence that was shaken earlier in the year by terrorist attacks, war and recession, and pushed stock prices higher. Heading into 2002, hopes for the stock market were cautiously optimistic. However, the first quarter was disappointing as returns were generally flat to negative. Although the economy continued to rebound strongly, investors pulled back due to concerns about the level of corporate earnings, overall valuation levels, accounting irregularities and ongoing hostilities in the Middle East.

The volatility and divergent performance of the equity market over the past six months underscore the wisdom of time-tested investment strategies such as diversification and asset allocation. Following a long-term investment strategy and working closely with your investment professional are effective approaches to help cope with the market's risks and uncertainties.

Looking ahead

In the months ahead, the strength of the economic recovery is the key to the equity market's performance. At the end of the first quarter, growth was already slowing as the boost from the slowdown in inventory depletion had begun to fade. The strength of the recovery remains uncertain, particularly due to the weak outlook for corporate capital spending. For equity investors, issues such as high valuations and slumping earnings outlooks are lingering concerns. If the good health of the economy continues, the equity market could post positive results for the remainder of the year.

Because it is impossible to predict the future direction of the markets, particularly over the short term, there are certain basic investment principles that we encourage our clients to follow to reduce exposure to risk.* First, we encourage clients to take a long-term view, and to avoid trying to time the market. Attempting to time the market is extremely difficult, even for professional investors. Second, we encourage our clients to diversify their portfolios among stock funds, bond funds and money market funds. Third, we encourage our clients to follow a regular investment plan, investing a specific amount of money at defined intervals. This strategy is known as "dollar cost averaging." It may help you to avoid getting caught up in the excitement of a rising market and will reduce the risk of buying at high points.

Of course, no financial plan or program, no matter how well-designed, is guaranteed to be successful. In addition, nothing eliminates the risk associated with overall market trends. However, utilizing these various strategies may help to minimize the risk by reducing the extent to which an investor may be affected by a decline in any one security or segment of the market. It's important to note that systematic investment programs like dollar cost averaging do not assure a profit or protect against loss in declining markets. These types of plans involve regular investment in securities, regardless of fluctuating price levels. Investors should consider their financial ability to continue purchases through periods of low price levels.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/S/ EDWIN D. MISKA

Edwin D. Miska
Director of Equities**
First Investors Management Company, Inc.

April 30, 2002

 * There are a variety of risks associated with investing in mutual funds. For stock funds, the risks include market risk (the risk that the entire stock market will decline because of an event such as a deterioration in the economy or a rise in interest rates), as well as special risks associated with investing in certain types of stock mutual funds, such as small-cap, global and international funds. For bond funds, the risks include interest rate risk and credit risk. Interest rate risk is the risk that bonds will decrease in value as interest rates rise. As a general matter, longer-term bonds fluctuate more than shorter-term bonds in reaction to changes in interest rates. Credit risk is the risk that bonds will decline in value as the result of a decline in the credit rating of the bonds or the economy as a whole, or that the issuer will be unable to pay interest and/or principal when due. You should consult your prospectus for a precise explanation of the risks associated with your fund.

** Mr. Miska became Director of Equities on April 11, 2002.



Portfolio of Investments
FIRST INVESTORS TOTAL RETURN FUND
March 31, 2002
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--59.6%
              Basic Materials--3.0%
    26,700    Eastman Chemical Company                                                          $1,302,693         $78
    32,100    Engelhard Corporation                                                                996,063          60
    43,000  * Freeport-McMoRan Copper & Gold, Inc. - Class "B"                                     757,660          46
     5,300    International Paper Company                                                          227,953          14
    64,500    Lyondell Chemical Company                                                          1,071,345          65
    19,400    Monsanto Company                                                                     612,846          37
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,968,560         300
----------------------------------------------------------------------------------------------------------------------
              Capital Goods--3.9%
    14,000    Cooper Industries, Inc.                                                              587,300          35
     5,400    Crane Company                                                                        147,636           9
     2,200    General Dynamics Corporation                                                         206,690          12
    43,000    General Electric Company                                                           1,610,350          97
     8,700    Hillenbrand Industries, Inc.                                                         536,181          32
    24,700  * Jabil Circuit, Inc.                                                                  581,191          35
     9,700    Lockheed Martin Corporation                                                          558,526          34
     9,000    Minnesota Mining & Manufacturing Company                                           1,035,090          63
     8,600    Pall Corporation                                                                     176,214          11
    21,000  * Sanmina - SCI Corporation                                                            246,750          15
    37,600  * Thermo Electron Corporation                                                          779,448          47
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,465,376         390
----------------------------------------------------------------------------------------------------------------------
              Communication Services--2.4%
    21,500    ALLTEL Corporation                                                                 1,194,325          72
    26,900    BellSouth Corporation                                                                991,534          60
    38,700    Verizon Communications, Inc.                                                       1,766,655         107
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,952,514         239
----------------------------------------------------------------------------------------------------------------------
              Consumer Cyclicals--8.9%
    21,500  * Activision, Inc.                                                                     641,345          39
    59,100  * Cendant Corporation                                                                1,134,720          68
     8,600  * Costco Wholesale Corporation                                                         342,452          21
    37,600    Delphi Corporation                                                                   601,224          36
    14,000  * Federated Department Stores, Inc.                                                    571,900          35
    25,800  * Foot Locker, Inc.                                                                    417,444          25
    15,100    General Motors Corporation                                                           912,795          55
    23,700    Gillette Company                                                                     806,037          49
    40,000    Goodyear Tire & Rubber Company                                                     1,022,800          62
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Consumer Cyclicals (continued)
    40,300    IMS Health, Inc.                                                                    $904,735         $55
    16,000    Kimberly-Clark Corporation                                                         1,034,400          62
    11,100  * Linens 'n Things, Inc.                                                               338,883          20
    30,100    Mattel, Inc.                                                                         627,284          38
    21,500    Newell Rubbermaid, Inc.                                                              687,140          41
    25,800    Procter & Gamble Company                                                           2,324,322         141
     8,800    Stanley Works                                                                        407,000          25
    10,800    Tiffany & Company                                                                    383,940          23
    26,600    Wal-Mart Stores, Inc.                                                              1,630,314          98
----------------------------------------------------------------------------------------------------------------------
                                                                                                14,788,735         893
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--7.3%
    43,000    Anheuser-Busch Companies, Inc.                                                     2,244,600         135
    32,200  * AOL Time Warner, Inc.                                                                761,530          46
    31,700  * Comcast Corporation - Special Class "A"                                            1,008,060          60
    42,900    ConAgra Foods, Inc.                                                                1,040,325          63
     4,300    Knight-Ridder, Inc.                                                                  295,367          18
    47,300    Kraft Foods, Inc. - Class "A"                                                      1,828,145         110
    53,800  * Liberty Media Corporation - Class "A"                                                680,032          41
    16,100  * Loews Corporation - Carolina Group                                                   482,839          29
     5,400    McDonald's Corporation                                                               149,850           9
    16,100    Philip Morris Companies, Inc.                                                        847,987          51
    16,100    Ruby Tuesday, Inc.                                                                   374,325          23
    37,600    SUPERVALU, Inc.                                                                      970,080          59
    16,100  * TMP Worldwide, Inc.                                                                  554,967          34
    16,000  * Viacom, Inc. - Class "B"                                                             773,920          47
----------------------------------------------------------------------------------------------------------------------
                                                                                                12,012,027         725
----------------------------------------------------------------------------------------------------------------------
              Energy--3.5%
    10,700    Anadarko Petroleum Corporation                                                       603,908          36
     5,300    ChevronTexaco Corporation                                                            478,431          29
    20,800    EOG Resources, Inc.                                                                  843,648          51
    42,700    Exxon Mobil Corporation                                                            1,871,541         113
    26,900    GlobalSantaFe Corporation                                                            879,630          53
    21,100  * Noble Drilling Corporation                                                           873,329          53
     3,800    Phillips Petroleum Company                                                           238,640          14
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,789,127         349
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS TOTAL RETURN FUND
March 31, 2002
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Financial--10.1%
    43,000    ACE, Ltd.                                                                         $1,793,100        $109
    23,700    AFLAC, Inc.                                                                          699,150          42
    16,100    Allied Capital Corporation                                                           442,750          27
    25,000    American International Group, Inc.                                                 1,803,500         109
    53,800    AmSouth Bancorporation                                                             1,182,524          71
    14,000  * Anthem, Inc.                                                                         805,980          49
     5,300    Aon Corporation                                                                      185,500          11
    25,800    Astoria Financial Corporation                                                        749,490          45
    10,800    Bank of America Corporation                                                          734,616          44
     9,900    Capital One Financial Corporation                                                    632,115          38
    34,400    Citigroup, Inc.                                                                    1,703,488         103
    53,800  * E*TRADE Group, Inc.                                                                  506,796          31
    23,700    Equity Office Properties Trust                                                       710,763          43
     5,400    Goldman Sachs Group, Inc.                                                            487,350          29
     6,000    Marsh & McLennan Companies, Inc.                                                     676,440          41
    14,700    MBNA Corporation                                                                     566,979          35
    34,800    Wachovia Corporation                                                               1,290,384          78
    16,100    Washington Mutual, Inc.                                                              533,393          32
    23,900    Wells Fargo & Company                                                              1,180,660          71
----------------------------------------------------------------------------------------------------------------------
                                                                                                16,684,978       1,008
----------------------------------------------------------------------------------------------------------------------
              Health Care--9.1%
    28,000    Abbott Laboratories                                                                1,472,800          88
     7,600    Allergan, Inc.                                                                       491,340          30
    19,400  * American Medical Systems Holdings, Inc.                                              436,694          26
     6,500    AmerisourceBergen Corporation                                                        443,950          27
    11,800  * Amgen, Inc.                                                                          704,224          43
    24,700    Baxter International, Inc.                                                         1,470,144          88
     4,300    Bristol-Myers Squibb Company                                                         174,107          11
    31,200  * First Health Group Corporation                                                       752,856          45
     5,400  * Forest Laboratories, Inc.                                                            441,180          27
    91,000  * HEALTHSOUTH Corporation                                                            1,305,850          79
    32,300    Johnson & Johnson                                                                  2,097,885         127
    13,100  * Laboratory Corporation of America Holdings                                         1,255,766          76
    17,600    Medtronic, Inc.                                                                      795,696          47
    38,700    Pfizer, Inc.                                                                       1,537,938          93
    21,500    Pharmacia Corporation                                                                969,220          59
    26,400    Schering-Plough Corporation                                                          826,320          50
----------------------------------------------------------------------------------------------------------------------
                                                                                                15,175,970         916
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Technology--9.1%
    32,100  * Altera Corporation                                                                  $702,027         $42
    17,500  * Amkor Technology, Inc.                                                               390,425          24
    22,600  * Applied Materials, Inc.                                                            1,226,502          73
    21,500  * ASML Holding NV                                                                      545,455          33
    24,300  * Comverse Technology, Inc.                                                            307,881          19
    15,100  * eBay, Inc.                                                                           855,264          52
    43,000  * EMC Corporation                                                                      512,560          31
    53,800  * Entrust, Inc.                                                                        273,304          16
    10,800    First Data Corporation                                                               942,300          57
   129,100  * i2 Technologies, Inc.                                                                653,246          39
    16,600    Intel Corporation                                                                    504,806          30
    21,500  * Intersil Corporation                                                                 609,525          37
    16,600  * Lam Research Corporation                                                             486,712          29
     9,700  * Mercury Interactive Corporation                                                      365,205          22
    25,300  * Microchip Technology, Inc.                                                         1,058,299          64
    28,600  * Microsoft Corporation                                                              1,724,866         104
    21,500  * Oracle Corporation                                                                   275,200          17
    38,700  * SeeBeyond Technology Corporation                                                     296,055          18
    26,900  * Siebel Systems, Inc.                                                                 877,209          53
    69,900  * Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)                                 1,450,425          88
    16,200  * TIBCO Software, Inc.                                                                 190,512          12
    14,500  * Varian, Inc.                                                                         550,130          33
    10,700  * Waters Corporation                                                                   299,279          18
----------------------------------------------------------------------------------------------------------------------
                                                                                                15,097,187         911
----------------------------------------------------------------------------------------------------------------------
              Transportation--.6%
    31,200    GATX Corporation                                                                     992,160          60
----------------------------------------------------------------------------------------------------------------------
              Utilities--1.7%
    53,800  * Mirant Corporation                                                                   777,410          47
    53,000    Southern Company                                                                   1,403,970          84
    11,800    TXU Corporation                                                                      643,218          39
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,824,598         170
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $89,464,268)                                                 98,751,232       5,961
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS TOTAL RETURN FUND
March 31, 2002
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
    Shares                                                                                                    Invested
        or                                                                                                    For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              CONVERTIBLE PREFERRED STOCKS--1.0%
              Utilities
    63,500    Duke Energy Corp., 8.25%, 2004 (cost $1,590,078)                                  $1,632,585         $99
----------------------------------------------------------------------------------------------------------------------
              CORPORATE BONDS--19.4%
              Aerospace/Defense--.3%
      $500M   Precision Castparts Corp., 8.75%, 2005                                               534,030          32
----------------------------------------------------------------------------------------------------------------------
              Automotive--.3%
       500M   DaimlerChrysler NA Holdings Corp., 7.75%, 2005                                       522,739          32
----------------------------------------------------------------------------------------------------------------------
              Energy--.4%
       600M   Texaco Capital, Inc., 8.25%, 2006                                                    665,204          40
----------------------------------------------------------------------------------------------------------------------
              Financial--1.0%
       500M   CIT Group Holdings, 7.75%, 2012                                                      502,355          30
       750M   Ford Motor Credit Co., 7.875%, 2010                                                  754,448          46
       350M   General Electric Capital Corp., 8.5%, 2008                                           393,600          24
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,650,403         100
----------------------------------------------------------------------------------------------------------------------
              Financial Services--3.8%
       500M   Bank of America Corp., 7.8%, 2010                                                    540,885          33
       750M   Bank One Corp., 7.6%, 2007                                                           803,160          48
       500M   Bank United, 8%, 2009                                                                528,812          32
       400M   BB&T Corp., 6.5%, 2011                                                               400,728          24
       600M   Fleet Boston Corp., 7.375%, 2009                                                     624,109          38
       400M   Fleet Financial Group, Inc., 8.125%, 2004                                            429,645          26
     1,000M   Lincoln National Corp., 6.5%, 2008                                                 1,006,724          61
       725M   Manufacturers & Traders Trust Co., 8%, 2010                                          785,696          47
       600M   National City Bank of Kentucky, 6.3%, 2011                                           590,170          36
       600M   Washington Mutual, Inc., 8.25%, 2010                                                 650,485          39
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,360,414         384
----------------------------------------------------------------------------------------------------------------------
              Food/Beverage/Tobacco--.4%
       700M   ConAgra Foods, Inc., 6.75%, 2011                                                     703,315          42
----------------------------------------------------------------------------------------------------------------------
              Food/Drug--1.6%
       800M   Delhaize America, Inc., 8.125%, 2011                                                 848,731          51
     1,000M   Kroger Co., 7.8%, 2007                                                             1,072,998          65
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Food/Drug (continued)
      $716M   Safeway, Inc., 7%, 2007                                                             $749,429         $45
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,671,158         161
----------------------------------------------------------------------------------------------------------------------
              Gaming/Leisure--.5%
       750M   MGM Mirage, Inc., 8.5%, 2010                                                         783,669          47
----------------------------------------------------------------------------------------------------------------------
              Health Care--.6%
       950M   Becton, Dickinson & Co., 7.15%, 2009                                                 991,399          60
----------------------------------------------------------------------------------------------------------------------
              Manufacturing--1.0%
       700M   Newell Rubbermaid, Inc., 6.75%, 2012                                                 698,179          42
     1,000M   Tyco International Group SA, 6.75%, 2011                                             892,680          54
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,590,859          96
----------------------------------------------------------------------------------------------------------------------
              Media - Broadcasting--.8%
       705M   Comcast Cable Communications, Inc., 8.375%, 2007                                     759,153          46
       500M   Cox Enterprises, Inc., 8%, 2007+                                                     519,337          31
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,278,490          77
----------------------------------------------------------------------------------------------------------------------
              Media - Diversified--.3%
       400M   Houghton Mifflin Co., 7.125%, 2004                                                   414,165          25
----------------------------------------------------------------------------------------------------------------------
              Metals/Mining--.3%
       500M   Thiokol Corp., 6.625%, 2008                                                          503,643          30
----------------------------------------------------------------------------------------------------------------------
              Real Estate--1.4%
       910M   Avalonbay Communities, Inc., 6.875%, 2007                                            908,984          55
       700M   EOP Operating LP, 8.1%, 2010                                                         746,526          45
       700M   Mack-Cali Realty LP, 7.75%, 2011                                                     723,552          44
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,379,062         144
----------------------------------------------------------------------------------------------------------------------
              Retail - General Merchandise--1.0%
     1,000M   Federated Department Stores, Inc., 7.45%, 2017                                     1,003,693          61
       600M   Target Corp., 7.5%, 2010                                                             650,057          39
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,653,750         100
----------------------------------------------------------------------------------------------------------------------
              Services--.5%
       770M   ERAC USA Finance Enterprise Co., 8%, 2011+                                           800,267          48
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS TOTAL RETURN FUND
March 31, 2002
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Telecommunications--1.2%
      $700M   Qwest Capital Funding, Inc., 7.9%, 2010                                             $592,158         $36
       500M   SBC Communications, Inc., 6.25%, 2011                                                496,268          30
     1,000M   WorldCom, Inc., 8%, 2006                                                             891,348          54
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,979,774         120
----------------------------------------------------------------------------------------------------------------------
              Transportation--2.4%
     1,000M   Burlington Northern Santa Fe Corp., 7.875%, 2007                                   1,078,641          65
       848M   Continental Airlines, Inc., 8.388%, 2020                                             819,677          49
     1,000M   Norfolk Southern Corp., 7.35%, 2007                                                1,057,427          64
       426M   NWA Trust, 10.23%, 2012                                                              426,593          26
       600M   U.S. Air, Inc., 8.02%, 2019                                                          616,041          37
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,998,379         241
----------------------------------------------------------------------------------------------------------------------
              Utilities--1.6%
       750M   Consumers Energy Co., 6.375%, 2008                                                   713,580          43
       800M   DPL, Inc., 6.875%, 2011                                                              759,651          46
       750M   Nisource Finance Corp., 7.875%, 2010                                                 720,183          43
       500M   PP&L Capital Funding, Inc., 8.375%, 2007                                             531,693          33
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,725,107         165
----------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $32,633,972)                                               32,205,827       1,944
----------------------------------------------------------------------------------------------------------------------
              MORTGAGE BACKED CERTIFICATES--10.1%
              Government National Mortgage Association I Program
     5,331M   6.5%, 7/15/2028-1/15/2032                                                          5,324,511         321
     6,140M   7%, 2/15/2028-10/15/2031                                                           6,272,675         379
     4,908M   7.5%, 2/15/2031                                                                    5,105,488         308
----------------------------------------------------------------------------------------------------------------------
Total Value of Mortgage-Backed Certificates (cost $16,695,099)                                  16,702,674       1,008
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY OBLIGATIONS--5.6%
     2,000M   Federal Home Loan Mortgage Corp., 5.5%, 2007                                       1,987,682         120
     7,000M   Federal National Mortgage Assoc., 6.625%, 2009                                     7,329,511         442
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations (cost $9,518,806)                              9,317,193         562
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--3.4%
    $3,800M   General Electric Capital Corp., 1.85%, 4/3/02                                     $3,799,023        $229
     1,800M   New York Times Co., Inc., 1.78%, 4/1/02                                            1,799,733         109
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $5,598,756)                                      5,598,756         338
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $155,500,979)                                        99.1%    164,208,267       9,912
Other Assets, Less Liabilities                                                          .9       1,449,618          88
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $165,657,885     $10,000
======================================================================================================================

* Non-income producing
+ See note 6

See notes to financial statements




Portfolio of Investments
FIRST INVESTORS GROWTH & INCOME FUND
March 31, 2002
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--88.3%
              Basic Materials--4.4%
   124,000    Eastman Chemical Company                                                          $6,049,960        $116
   150,000    Engelhard Corporation                                                              4,654,500          89
   200,000  * Freeport-McMoRan Copper & Gold, Inc. - Class "B"                                   3,524,000          68
    24,600    International Paper Company                                                        1,058,046          20
   300,000    Lyondell Chemical Company                                                          4,983,000          96
    90,000    Monsanto Company                                                                   2,843,100          55
----------------------------------------------------------------------------------------------------------------------
                                                                                                23,112,606         444
----------------------------------------------------------------------------------------------------------------------
              Capital Goods--5.8%
    65,000    Cooper Industries, Inc.                                                            2,726,750          52
    25,000    Crane Company                                                                        683,500          13
    10,000    General Dynamics Corporation                                                         939,500          18
   200,000    General Electric Company                                                           7,490,000         144
    39,900    Hillenbrand Industries, Inc.                                                       2,459,037          47
   115,000  * Jabil Circuit, Inc.                                                                2,705,950          52
    45,100    Lockheed Martin Corporation                                                        2,596,858          50
    42,000    Minnesota Mining & Manufacturing Company                                           4,830,420          93
    40,000    Pall Corporation                                                                     819,600          16
   100,000  * Sanmina - SCI Corporation                                                          1,175,000          23
   175,000  * Thermo Electron Corporation                                                        3,627,750          70
----------------------------------------------------------------------------------------------------------------------
                                                                                                30,054,365         578
----------------------------------------------------------------------------------------------------------------------
              Communication Services--3.5%
   100,000    ALLTEL Corporation                                                                 5,555,000         107
   125,000    BellSouth Telecommunications, Inc.                                                 4,607,500          89
   180,000    Verizon Communications, Inc.                                                       8,217,000         158
----------------------------------------------------------------------------------------------------------------------
                                                                                                18,379,500         354
----------------------------------------------------------------------------------------------------------------------
              Consumer Cyclicals--13.2%
   100,000  * Activision, Inc.                                                                   2,983,000          57
   275,000  * Cendant Corporation                                                                5,280,000         101
    40,000  * Costco Wholesale Corporation                                                       1,592,800          31
   175,000    Delphi Corporation                                                                 2,798,250          54
    65,000  * Federated Department Stores, Inc.                                                  2,655,250          51
   120,000  * Foot Locker, Inc.                                                                  1,941,600          37
    70,000    General Motors Corporation                                                         4,231,500          81
   110,000    Gillette Company                                                                   3,741,100          72
   186,000    Goodyear Tire & Rubber Company                                                     4,756,020          91
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Consumer Cyclicals (continued)
   187,500    IMS Health, Inc.                                                                  $4,209,375         $81
    70,000    Kimberly-Clark Corporation                                                         4,525,500          87
    52,100  * Linens 'n Things, Inc.                                                             1,590,613          31
   140,000    Mattel, Inc.                                                                       2,917,600          56
   100,000    Newell Rubbermaid, Inc.                                                            3,196,000          61
   119,800    Procter & Gamble Company                                                          10,792,782         207
    41,000    Stanley Works                                                                      1,896,250          36
    50,000    Tiffany & Company                                                                  1,777,500          34
   123,600    Wal-Mart Stores, Inc.                                                              7,575,444         146
----------------------------------------------------------------------------------------------------------------------
                                                                                                68,460,584       1,314
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--10.9%
   200,000    Anheuser-Busch Companies, Inc.                                                    10,440,000         201
   150,000  * AOL Time Warner, Inc.                                                              3,547,500          68
   150,000  * Comcast Corporation - Special Class "A"                                            4,770,000          92
   232,300    ConAgra Foods, Inc.                                                                5,633,275         108
    20,000    Knight-Ridder, Inc.                                                                1,373,800          26
   220,000    Kraft Foods, Inc. - Class "A"                                                      8,503,000         163
   250,000  * Liberty Media Corporation - Class "A"                                              3,160,000          61
    75,000  * Loews Corporation - Carolina Group                                                 2,249,250          43
    25,000    McDonald's Corporation                                                               693,750          13
    75,000    Philip Morris Companies, Inc.                                                      3,950,250          76
    70,000    Ruby Tuesday, Inc.                                                                 1,627,500          31
   175,000    SUPERVALU, Inc.                                                                    4,515,000          87
    75,000  * TMP Worldwide, Inc.                                                                2,585,250          50
    75,000  * Viacom, Inc. - Class "B"                                                           3,627,750          70
----------------------------------------------------------------------------------------------------------------------
                                                                                                56,676,325       1,089
----------------------------------------------------------------------------------------------------------------------
              Energy--5.2%
    50,000    Anadarko Petroleum Corporation                                                     2,822,000          54
    25,000    ChevronTexaco Corporation                                                          2,256,750          43
   100,000    EOG Resources, Inc.                                                                4,056,000          78
   200,000    Exxon Mobil Corporation                                                            8,766,000         168
   125,000    GlobalSantaFe Corporation                                                          4,087,500          79
   100,000  * Noble Drilling Corporation                                                         4,139,000          80
    18,000    Phillips Petroleum Company                                                         1,130,400          22
----------------------------------------------------------------------------------------------------------------------
                                                                                                27,257,650         524
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS GROWTH & INCOME FUND
March 31, 2002
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Financial--15.0%
   200,000    ACE, Ltd.                                                                         $8,340,000        $160
   110,000    AFLAC, Inc.                                                                        3,245,000          62
    75,000    Allied Capital Corporation                                                         2,062,500          40
   120,000    American International Group, Inc.                                                 8,656,800         166
   250,000    AmSouth Bancorporation                                                             5,495,000         106
    65,000  * Anthem, Inc.                                                                       3,742,050          72
    25,000    Aon Corporation                                                                      875,000          17
   120,000    Astoria Financial Corporation                                                      3,486,000          67
    50,000    Bank of America Corporation                                                        3,401,000          65
    45,900    Capital One Financial Corporation                                                  2,930,715          56
   160,000    Citigroup, Inc.                                                                    7,923,200         152
   250,000  * E*TRADE Group, Inc.                                                                2,355,000          45
   115,000    Equity Office Properties Trust                                                     3,448,850          66
    25,000    Goldman Sachs Group, Inc.                                                          2,256,250          43
    28,000    Marsh & McLennan Companies, Inc.                                                   3,156,720          61
    68,500    MBNA Corporation                                                                   2,642,045          51
   161,800    Wachovia Corporation                                                               5,999,544         115
    75,000    Washington Mutual, Inc.                                                            2,484,750          48
   111,000    Wells Fargo & Company                                                              5,483,400         105
----------------------------------------------------------------------------------------------------------------------
                                                                                                77,983,824       1,497
----------------------------------------------------------------------------------------------------------------------
              Health Care--13.6%
   130,000    Abbott Laboratories                                                                6,838,000         131
    36,200    Allergan, Inc.                                                                     2,340,330          45
    90,000  * American Medical Systems Holdings, Inc.                                            2,025,900          39
    30,000    AmerisourceBergen Corporation                                                      2,049,000          39
    55,000  * Amgen, Inc.                                                                        3,282,400          63
   115,000    Baxter International, Inc.                                                         6,844,800         132
    20,000    Bristol-Myers Squibb Company                                                         809,800          16
   145,000  * First Health Group Corporation                                                     3,498,850          67
    25,000  * Forest Laboratories, Inc.                                                          2,042,500          39
   423,100  * HEALTHSOUTH Corporation                                                            6,071,485         117
   150,000    Johnson & Johnson                                                                  9,742,500         187
    61,000  * Laboratory Corporation of America Holdings                                         5,847,460         112
    82,000    Medtronic, Inc.                                                                    3,707,220          71
   180,000    Pfizer, Inc.                                                                       7,153,200         137
   100,000    Pharmacia Corporation                                                              4,508,000          87
   125,000    Schering-Plough Corporation                                                        3,912,500          75
----------------------------------------------------------------------------------------------------------------------
                                                                                                70,673,945       1,357
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Technology--13.3%
   150,000  * Altera Corporation                                                                $3,280,500         $63
    81,200  * Amkor Technology, Inc.                                                             1,811,572          35
   105,000  * Applied Materials, Inc.                                                            5,698,350         109
   100,000  * ASML Holding NV                                                                    2,537,000          49
   113,000  * Comverse Technology, Inc.                                                          1,431,710          28
    70,000  * eBay, Inc.                                                                         3,964,800          76
   200,000  * EMC Corporation                                                                    2,384,000          46
   250,000  * Entrust, Inc.                                                                      1,270,000          24
    50,000    First Data Corporation                                                             4,362,500          84
   600,000  * i2 Technologies, Inc.                                                              3,036,000          58
    43,700    Intel Corporation                                                                  1,328,917          26
   100,000  * Intersil Corporation                                                               2,835,000          54
    77,400  * Lam Research Corporation                                                           2,269,368          44
    45,000  * Mercury Interactive Corporation                                                    1,694,250          33
   120,000  * Microchip Technology, Inc.                                                         5,019,600          96
   133,000  * Microsoft Corporation                                                              8,021,230         154
   100,000  * Oracle Corporation                                                                 1,280,000          25
   180,000  * SeeBeyond Technology Corporation                                                   1,377,000          26
   125,000  * Siebel Systems, Inc.                                                               4,076,250          78
   325,000  * Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)                                 6,743,750         130
    75,000  * TIBCO Software, Inc.                                                                 882,000          17
    67,100  * Varian, Inc.                                                                       2,545,774          49
    50,000  * Waters Corporation                                                                 1,398,500          27
----------------------------------------------------------------------------------------------------------------------
                                                                                                69,248,071       1,331
----------------------------------------------------------------------------------------------------------------------
              Transportation--.9%
   145,000    GATX Corporation                                                                   4,611,000          89
----------------------------------------------------------------------------------------------------------------------
              Utilities--2.5%
   250,000  * Mirant Corporation                                                                 3,612,500          69
   250,000    Southern Company                                                                   6,622,500         127
    55,000    TXU Corporation                                                                    2,998,050          58
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,233,050         254
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $390,580,440)                                               459,690,920       8,831
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS GROWTH & INCOME FUND
March 31, 2002
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
    Shares                                                                                                    Invested
        or                                                                                                    For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              CONVERTIBLE PREFERRED STOCKS--1.5%
              Utilities
   300,000    Duke Energy Corp., 8.25%, 2004 (cost $7,657,149)                                  $7,713,000        $148
----------------------------------------------------------------------------------------------------------------------
              CONVERTIBLE BONDS--.6%
              Health Care
    $3,000M   HEALTHSOUTH Corp., 3.25%, 2003 (cost $2,994,745)                                   2,906,250          56
----------------------------------------------------------------------------------------------------------------------
              CORPORATE BONDS--.8%
              Utilities
     4,250M   El Paso Corp., 7.375%, 2012 (cost $4,313,608)                                      4,148,323          80
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--8.3%
    13,800M   American General Corp., 1.79%, 4/4/02                                             13,795,881         265
     2,900M   General Electric Capital Corp., 1.85%, 4/3/02                                      2,899,255          56
     7,000M   General Electric Capital Corp., 1.8%, 4/5/02                                       6,997,549         134
     2,300M   Illinois Tool Works, Inc., 1.78%, 4/16/02                                          2,297,953          44
     6,025M   Illinois Tool Works, Inc., 1.78%, 4/23/02                                          6,017,552         116
     3,300M   New York Times Co., Inc., 1.78%, 4/1/02                                            3,299,510          63
     8,200M   Philip Morris Companies, Inc., 1.85%, 4/5/02                                       8,197,050         157
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $43,504,750)                                    43,504,750         835
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $449,050,692)                                        99.5%    517,963,243       9,950
Other Assets, Less Liabilities                                                          .5       2,526,737          50
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $520,489,980     $10,000
======================================================================================================================

* Non-income producing

See notes to financial statements




Portfolio of Investments
FIRST INVESTORS BLUE CHIP FUND
March 31, 2002
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--95.7%
              Basic Materials--2.9%
    57,000    Air Products & Chemicals, Inc.                                                    $2,944,050         $52
    48,200    Alcoa, Inc.                                                                        1,819,068          32
    28,800    Du Pont (E.I.) de Nemours & Company                                                1,357,920          24
   116,000    Engelhard Corporation                                                              3,599,480          64
    43,600    Monsanto Company                                                                   1,377,324          24
    72,400    Newmont Mining Corporation                                                         2,004,756          36
    54,400    Praxair, Inc.                                                                      3,253,120          58
----------------------------------------------------------------------------------------------------------------------
                                                                                                16,355,718         290
----------------------------------------------------------------------------------------------------------------------
              Capital Goods--8.2%
    29,400    Boeing Company                                                                     1,418,550          25
    48,900    Caterpillar, Inc.                                                                  2,779,965          49
    57,400    Cooper Industries, Inc.                                                            2,407,930          43
    64,200  * Corning, Inc.                                                                        489,204           9
    36,300    Dover Corporation                                                                  1,488,300          26
    20,400    Emerson Electric Company                                                           1,170,756          21
   369,700    General Electric Company                                                          13,845,265         246
    43,100    Honeywell International, Inc.                                                      1,649,437          29
    45,600    Ingersoll-Rand Company - Class "A"                                                 2,280,912          40
    92,700  * Jabil Circuit, Inc.                                                                2,181,231          39
    49,700    Lockheed Martin Corporation                                                        2,861,726          51
    18,200    Minnesota Mining & Manufacturing Company                                           2,093,182          37
    21,800    Northrop Grumman Corporation                                                       2,464,490          44
   134,800    Tyco International, Ltd.                                                           4,356,736          77
    43,700    United Technologies Corporation                                                    3,242,540          58
    50,600    Waste Management, Inc.                                                             1,378,850          24
----------------------------------------------------------------------------------------------------------------------
                                                                                                46,109,074         818
----------------------------------------------------------------------------------------------------------------------
              Communication Services--4.3%
   216,600    AT&T Corporation                                                                   3,400,620          60
   126,800    BellSouth Telecommunications, Inc.                                                 4,673,848          83
   215,900    SBC Communications, Inc.                                                           8,083,296         143
   177,500    Verizon Communications, Inc.                                                       8,102,875         144
----------------------------------------------------------------------------------------------------------------------
                                                                                                24,260,639         430
----------------------------------------------------------------------------------------------------------------------
              Consumer Cyclicals--9.5%
    69,000  * Bed Bath & Beyond, Inc.                                                            2,328,750          41
    37,800  * BJ's Wholesale Club, Inc.                                                          1,689,660          30
   163,400  * Cendant Corporation                                                                3,137,280          56
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS BLUE CHIP FUND
March 31, 2002
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Consumer Cyclicals (continued)
    14,500    Colgate-Palmolive Company                                                           $828,675         $15
    49,400  * Costco Wholesale Corporation                                                       1,967,108          35
    42,800    Cummins Engine, Inc.                                                               2,021,444          36
   199,200    Delphi Corporation                                                                 3,185,208          57
    69,000  * Federated Department Stores, Inc.                                                  2,818,650          50
    72,500    General Motors Corporation                                                         4,382,625          78
    43,200    Gillette Company                                                                   1,469,232          26
   108,600    Home Depot, Inc.                                                                   5,279,046          94
    28,700    Kimberly-Clark Corporation                                                         1,855,455          33
    25,400  * Kohl's Corporation                                                                 1,807,210          32
    65,800    Procter & Gamble Company                                                           5,927,922         105
   236,900    Wal-Mart Stores, Inc.                                                             14,519,601         258
----------------------------------------------------------------------------------------------------------------------
                                                                                                53,217,866         946
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--12.5%
    51,800    Anheuser-Busch Companies, Inc.                                                     2,703,960          48
   229,200  * AOL Time Warner, Inc.                                                              5,420,580          96
    33,400  * Clear Channel Communications, Inc.                                                 1,717,094          30
   129,600    Coca-Cola Company                                                                  6,772,896         120
    72,400  * Comcast Corporation - Special Class "A"                                            2,302,320          41
   115,000    Interpublic Group of Companies, Inc.                                               3,942,200          70
   213,000    Kraft Foods, Inc. - Class "A"                                                      8,232,450         146
    43,200    Kroger Company                                                                       957,312          17
   406,600  * Liberty Media Corporation - Class "A"                                              5,139,424          91
    36,000    McDonald's Corporation                                                               999,000          18
    43,500    McGraw-Hill Companies, Inc.                                                        2,968,875          53
   108,700    McKesson Corporation                                                               4,068,641          72
   119,400    Pepsi Bottling Group, Inc.                                                         3,088,878          55
    72,400    PepsiCo, Inc.                                                                      3,728,600          66
   101,300    Philip Morris Companies, Inc.                                                      5,335,471          95
    55,400  * Safeway, Inc.                                                                      2,494,108          44
    31,600    Unilever NV - NY Shares (ADR)                                                      1,794,880          32
    79,900  * Viacom, Inc. - Class "B"                                                           3,864,763          69
    61,500    Walgreen Company                                                                   2,410,185          43
   101,600    Walt Disney Company                                                                2,344,928          42
----------------------------------------------------------------------------------------------------------------------
                                                                                                70,286,565       1,248
----------------------------------------------------------------------------------------------------------------------
              Energy--6.5%
    42,000    Anadarko Petroleum Corporation                                                     2,370,480          42
    51,600    ChevronTexaco Corporation                                                          4,657,932          83
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Energy (continued)
   119,900    Conoco, Inc. - Class "B"                                                          $3,498,682         $62
    73,900    EOG Resources, Inc.                                                                2,997,384          53
   358,600    Exxon Mobil Corporation                                                           15,717,438         279
    11,400    Phillips Petroleum Company                                                           715,920          13
   103,100    Royal Dutch Petroleum Company - NY Shares (ADR)                                    5,600,392          99
    20,000    Schlumberger, Ltd.                                                                 1,176,400          21
----------------------------------------------------------------------------------------------------------------------
                                                                                                36,734,628         652
----------------------------------------------------------------------------------------------------------------------
              Financial--18.7%
    14,500    AFLAC, Inc.                                                                          427,750           8
    29,000    Allstate Corporation                                                               1,095,330          19
    79,700    American Express Company                                                           3,264,512          58
   146,100    American International Group, Inc.                                                10,539,654         187
    91,500    Bank of America Corporation                                                        6,223,830         110
    42,400    Bank of New York Company, Inc.                                                     1,781,648          32
    63,400    Bank One Corporation                                                               2,648,852          47
     1,200  * Berkshire Hathaway, Inc. - Class "B"                                               2,842,800          50
    51,600    Capital One Financial Corporation                                                  3,294,660          58
    72,500    Charles Schwab Corporation                                                           949,025          17
   143,000    Citigroup, Inc.                                                                    7,081,360         126
    50,700    Fannie Mae                                                                         4,049,916          72
    17,400    Fifth Third Bancorp                                                                1,174,152          21
    56,100    FleetBoston Financial Corporation                                                  1,963,500          35
    35,500    Freddie Mac                                                                        2,249,635          40
    72,300    Goldman Sachs Group, Inc.                                                          6,525,075         116
   108,800    Hartford Financial Services Group                                                  7,411,456         132
    29,000    J.P. Morgan Chase & Company                                                        1,033,850          18
    62,600    Jefferson-Pilot Corporation                                                        3,135,008          56
    25,400    Marsh & McLennan Companies, Inc.                                                   2,863,596          51
   105,100    MBNA Corporation                                                                   4,053,707          72
    71,000    Mellon Financial Corporation                                                       2,739,890          49
    39,900    Merrill Lynch & Company, Inc.                                                      2,209,662          39
    43,500    MetLife, Inc.                                                                      1,370,250          24
    61,600    Morgan Stanley Dean Witter & Company                                               3,530,296          63
    47,800  * Nasdaq-100 Index Tracking Stock                                                    1,725,102          31
    62,200  * Principal Financial Group                                                          1,573,660          28
    90,600    State Street Corporation                                                           5,017,428          89
    76,200  * Travelers Property Casualty Corporation                                            1,524,000          27
    50,400    U.S. Bancorp                                                                       1,137,528          20
    76,300    Wachovia Corporation                                                               2,829,204          50
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS BLUE CHIP FUND
March 31, 2002
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Financial (continued)
    54,300    Washington Mutual, Inc.                                                           $1,798,959         $32
   107,200    Wells Fargo & Company                                                              5,295,680          94
----------------------------------------------------------------------------------------------------------------------
                                                                                               105,360,975       1,871
----------------------------------------------------------------------------------------------------------------------
              Health Care--13.3%
    98,600    Abbott Laboratories                                                                5,186,360          92
    44,800    Allergan, Inc.                                                                     2,896,320          51
    66,400  * Amgen, Inc.                                                                        3,962,752          70
    32,600    Baxter International, Inc.                                                         1,940,352          34
    36,300    Biomet, Inc.                                                                         982,278          17
   123,100  * Boston Scientific Corporation                                                      3,088,579          55
   103,700    Bristol-Myers Squibb Company                                                       4,198,813          75
     8,000    Cigna Corporation                                                                    811,120          14
    50,700    Eli Lilly & Company                                                                3,863,340          69
    35,000    HCA, Inc.                                                                          1,542,800          27
   162,400    Johnson & Johnson                                                                 10,547,880         187
    76,800    Medtronic, Inc.                                                                    3,472,128          62
   121,100    Merck & Company, Inc.                                                              6,972,938         124
    47,100  * Millennium Pharmaceuticals, Inc.                                                   1,050,801          19
   295,300    Pfizer, Inc.                                                                      11,735,222         208
    81,200    Pharmacia Corporation                                                              3,660,496          65
    82,900    Schering-Plough Corporation                                                        2,594,770          46
    15,900    UnitedHealth Group, Inc.                                                           1,215,078          22
    81,200    Wyeth                                                                              5,330,780          95
----------------------------------------------------------------------------------------------------------------------
                                                                                                75,052,807       1,332
----------------------------------------------------------------------------------------------------------------------
              Technology--16.3%
   110,800  * Altera Corporation                                                                 2,423,196          43
    89,000  * Amdocs, Ltd.                                                                       2,371,850          42
    83,300  * Analog Devices, Inc.                                                               3,751,832          67
    48,200  * Applied Materials, Inc.                                                            2,615,814          46
    34,500    Automatic Data Processing, Inc.                                                    2,010,315          36
    51,300    AVX Corporation                                                                    1,074,222          19
    39,900  * Brocade Communications Systems, Inc.                                               1,077,300          19
    97,500  * Cadence Design Systems, Inc.                                                       2,204,475          39
   335,800  * Cisco Systems, Inc.                                                                5,685,094         101
   121,100  * Dell Computer Corporation                                                          3,161,921          56
    50,300  * eBay, Inc.                                                                         2,848,992          51
   130,400  * EMC Corporation                                                                    1,554,368          28
    14,500    First Data Corporation                                                             1,265,125          22
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Technology (continued)
    55,800    Hewlett-Packard Company                                                           $1,001,052         $18
   460,000  * i2 Technologies, Inc.                                                              2,327,600          41
   304,600    Intel Corporation                                                                  9,262,886         164
    61,300    International Business Machines Corporation                                        6,375,200         113
    69,700  * Intuit, Inc.                                                                       2,673,692          47
    18,100  * KLA-Tencor Corporation                                                             1,203,650          21
   290,100  * Lucent Technologies, Inc.                                                          1,372,173          24
    28,800  * Microchip Technology, Inc.                                                         1,204,704          21
    22,300  * Micron Technology, Inc.                                                              733,670          13
   227,000  * Microsoft Corporation                                                             13,690,370         243
   144,800    Motorola, Inc.                                                                     2,056,160          37
    72,500    Nokia Corporation - Class "A" (ADR)                                                1,503,650          27
   144,900  * Nortel Networks Corporation                                                          650,601          12
   290,200  * Oracle Corporation                                                                 3,714,560          66
    41,300  * Qualcomm, Inc.                                                                     1,554,532          28
    79,700  * Siebel Systems, Inc.                                                               2,599,017          46
   282,800  * Sun Microsystems, Inc.                                                             2,494,296          44
   126,900    Texas Instruments, Inc.                                                            4,200,390          75
    29,000  * Veritas Software Corporation                                                       1,271,070          23
----------------------------------------------------------------------------------------------------------------------
                                                                                                91,933,777       1,632
----------------------------------------------------------------------------------------------------------------------
              Transportation--.7%
    71,200    CSX Corporation                                                                    2,713,432          48
    72,600    Southwest Airlines Company                                                         1,404,810          25
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,118,242          73
----------------------------------------------------------------------------------------------------------------------
              Utilities--2.8%
   130,000    Duke Energy Corporation                                                            4,914,000          87
    72,400    El Paso Corporation                                                                3,187,772          57
   148,900    Southern Company                                                                   3,944,361          70
    54,300    TXU Corporation                                                                    2,959,893          53
    36,300    Williams Companies, Inc.                                                             855,228          15
----------------------------------------------------------------------------------------------------------------------
                                                                                                15,861,254         282
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $463,742,035)                                               539,291,545       9,574
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments
FIRST INVESTORS BLUE CHIP FUND
March 31, 2002
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--5.5%
   $11,800M   American General Corp., 1.79%, 4/4/02                                            $11,796,478        $209
     7,500M   Cargill, Inc., 1.85%, 4/1/02                                                       7,498,843         133
     2,600M   General Electric Capital Corp., 1.85%, 4/3/02                                      2,599,332          46
     1,300M   New York Times Co., Inc., 1.78%, 4/1/02                                            1,299,807          23
     7,900M   Philip Morris Companies, Inc., 1.85%, 4/5/02                                       7,897,158         140
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $31,091,618)                                    31,091,618         551
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $494,833,653)                                       101.2%    570,383,163      10,125
Excess of Liabilities Over Other Assets                                               (1.2)     (7,053,574)       (125)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $563,329,589     $10,000
======================================================================================================================

* Non-income producing

See notes to financial statements




Portfolio of Investments
FIRST INVESTORS UTILITIES INCOME FUND
March 31, 2002
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--86.5%
              Basic Materials--.8%
    46,000    Plum Creek Timber Company, Inc.                                                   $1,366,660         $77
----------------------------------------------------------------------------------------------------------------------
              Communication Services--21.5%
    59,900    ALLTEL Corporation                                                                 3,327,445         188
   159,700    AT&T Corporation                                                                   2,507,290         142
   149,500  * AT&T Wireless Services, Inc.                                                       1,338,025          76
    88,700    BellSouth Corporation                                                              3,269,482         185
    33,600    BT Group PLC (ADR)                                                                 1,350,048          76
   101,400    CenturyTel, Inc.                                                                   3,447,600         195
    56,000  * Commonwealth Telephone Enterprises, Inc.                                           2,142,000         121
     6,500    CT Communications, Inc.                                                               96,850           5
   109,500    Deutsche Telekom AG (ADR)                                                          1,640,310          93
    66,300    Hellenic Telecommunications Organization SA (ADR)                                    495,924          28
    36,500    Nippon Telegraph and Telephone Corporation (ADR)                                     706,275          40
   108,900    SBC Communications, Inc.                                                           4,077,216         230
   135,200    Sprint Corporation                                                                 2,067,208         117
    39,700    Telefonos de Mexico SA (ADR)                                                       1,603,483          91
    34,600    Telephone & Data Systems, Inc.                                                     3,053,450         173
   107,128    Verizon Communications, Inc.                                                       4,890,393         276
    61,900    Vodafone Group PLC (ADR)                                                           1,140,817          64
   142,256  * WorldCom, Inc. - WorldCom Group                                                      958,805          54
----------------------------------------------------------------------------------------------------------------------
                                                                                                38,112,621       2,154
----------------------------------------------------------------------------------------------------------------------
              Energy--1.2%
    14,600    ChevronTexaco Corporation                                                          1,317,942          74
    29,300    Marathon Oil Corporation                                                             843,840          48
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,161,782         122
----------------------------------------------------------------------------------------------------------------------
              Technology--.5%
    57,700    Motorola, Inc.                                                                       819,340          46
----------------------------------------------------------------------------------------------------------------------
              Utilities--62.5%
    70,200    Allegheny Energy, Inc.                                                             2,902,770         164
    74,400    ALLETE, Inc.                                                                       2,164,296         122
    71,900    Alliant Energy Corporation                                                         2,172,818         123
    78,500    American Electric Power Company, Inc.                                              3,618,065         204
    50,500    American States Water Company                                                      1,780,125         101
    54,900    Black Hills Corporation                                                            1,838,052         104
    82,400  * Calpine Corporation                                                                1,046,480          59
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS UTILITIES INCOME FUND
March 31, 2002
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities (continued)
    92,800    Cinergy Corporation                                                               $3,317,600        $187
    18,300    Cleco Corporation                                                                    437,370          25
   126,200    Conectiv, Inc.                                                                     3,141,118         177
   109,200    Constellation Energy Group, Inc.                                                   3,368,820         190
   113,400    Duke Energy Corporation                                                            4,286,520         242
    92,998    Dynegy, Inc. - Class "A"                                                           2,696,942         152
    83,617    El Paso Corporation                                                                3,681,657         208
    83,100    Entergy Corporation                                                                3,607,371         204
    63,500    Equitable Resources, Inc.                                                          2,210,435         125
    52,300    Exelon Corporation                                                                 2,770,331         157
    52,900    FirstEnergy Corporation                                                            1,829,282         103
    45,500    FPL Group, Inc.                                                                    2,709,525         153
    44,500    Hawaiian Electric Industries, Inc.                                                 1,958,445         111
    39,300    KeySpan Corporation                                                                1,430,127          81
   132,000    MDU Resources Group, Inc.                                                          4,092,000         231
    72,400  * Mirant Corporation                                                                 1,046,180          59
    68,800    National Fuel Gas Company                                                          1,675,280          95
    61,350    New Jersey Resources Corporation                                                   1,855,224         105
    47,200    NICOR, Inc.                                                                        2,149,960         122
    95,600    NiSource, Inc.                                                                     2,194,020         124
    58,200    Northeast Utilities                                                                1,156,434          65
    49,223    NSTAR                                                                              2,231,771         126
    96,300    OGE Energy Corporation                                                             2,308,311         131
    37,000    Peoples Energy Corporation                                                         1,457,060          82
    50,500    Pinnacle West Capital Corporation                                                  2,290,175         129
    60,600    PNM Resources, Inc.                                                                1,857,996         105
   130,600    Potomac Electric Power Company                                                     3,049,510         172
    52,700    Progress Energy, Inc.                                                              2,637,108         149
    68,000    Public Service Enterprise Group, Inc.                                              3,114,400         176
    21,000    Questar Corporation                                                                  539,910          31
   115,945    SCANA Corporation                                                                  3,547,917         201
   101,800    Southwest Gas Corporation                                                          2,545,000         144
    38,500    TXU Corporation                                                                    2,098,635         119
   117,100    Vectren Corporation                                                                3,008,299         170
   168,700    Williams Companies, Inc.                                                           3,974,572         225
   161,000    Wisconsin Energy Corporation                                                       4,005,680         226
    36,000    WPS Resources Corporation                                                          1,419,840          80
   133,555    Xcel Energy, Inc.                                                                  3,385,619         191
----------------------------------------------------------------------------------------------------------------------
                                                                                               110,609,050       6,250
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $139,845,632)                                               153,069,453       8,649
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
    Shares                                                                                                    Invested
        or                                                                                                    For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              CONVERTIBLE PREFERRED STOCKS--1.5%
              Utilities
    36,300    Duke Energy Corp., 8.25%, 2004                                                      $933,273         $53
    16,200    FPL Group, Inc., 8.5%, 2005                                                          908,820          51
    34,300    Williams Companies, Inc. 9%, 2005                                                    879,109          50
----------------------------------------------------------------------------------------------------------------------
Total Value of Convertible Preferred Stocks (cost $2,606,704)                                    2,721,202         154
----------------------------------------------------------------------------------------------------------------------
              PREFERRED STOCKS--.9%
              Communication Services--.3%
    20,300    Verizon South, Inc., 7%, 2041 Series "F"                                             507,297          29
----------------------------------------------------------------------------------------------------------------------
              Utilities--.6%
    11,500    Appalachian Power Co., 8.25%, 2026 Series "A"                                        287,500          16
    10,900    Consolidated Edison Co. of New York, 7.75%,
              2031 Series "A"                                                                      271,410          15
    18,300    Entergy Louisiana, Inc., 7.6%, 2032 Series "A"                                       462,648          26
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,021,558          57
----------------------------------------------------------------------------------------------------------------------
Total Value of Preferred Stocks (cost $1,525,036)                                                1,528,855          86
----------------------------------------------------------------------------------------------------------------------
              CORPORATE BONDS--2.0%
              Communication Services--1.1%
      $500M   AT&T Corp., 7.5%, 2006                                                               508,066          29
       500M   BellSouth Telecommunications, Inc., 6.375%, 2004                                     521,187          29
     2,000M   McLeodUSA, Inc., 8.125%, 2009 +                                                      490,000          28
       500M   United Telephone Co. of Florida, 6.25%, 2003                                         512,318          29
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,031,571         115
----------------------------------------------------------------------------------------------------------------------
              Utilities--.9%
       500M   Idaho Power Co., 6.4%, 2003                                                          513,065          29
       500M   Northwestern Public Service Co., 7.1%, 2005                                          523,204          30
       500M   Union Electric Co., 6.75%, 2008                                                      504,688          28
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,540,957          87
----------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $4,874,945)                                                 3,572,528         202
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments
FIRST INVESTORS UTILITIES INCOME FUND
March 31, 2002
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--8.7%
    $5,400M   Cargill, Inc., 1.85%, 4/1/02                                                      $5,399,167        $305
     5,000M   General Electric Capital Co., 1.8%, 4/5/02                                         4,998,249         283
     5,000M   Illinois Tool Works, Inc., 1.78%, 4/16/02                                          4,995,550         282
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $15,392,966)                                    15,392,966         870
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $164,245,283)                                        99.6%    176,285,004       9,961
Other Assets, Less Liabilities                                                          .4         683,176          39
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $176,968,180     $10,000
======================================================================================================================

* Non-income producing
+ In default as to principal and/or interest

See notes to financial statements




Portfolio of Investments
FIRST INVESTORS ALL-CAP GROWTH FUND
March 31, 2002
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--95.9%
              Capital Goods--8.2%
     1,750  * Alliant Techsystems, Inc.                                                           $178,482         $29
    10,630  * Armor Holdings, Inc.                                                                 288,073          46
    54,700    General Electric Company                                                           2,048,515         329
     8,380    Granite Construction, Inc.                                                           206,232          33
     8,000    Ingersoll-Rand Company - Class "A"                                                   400,160          64
     4,100    Northrop Grumman Corporation                                                         463,505          74
    46,600    Tyco International, Ltd.                                                           1,506,112         241
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,091,079         816
----------------------------------------------------------------------------------------------------------------------
              Commercial Services & Supplies--5.3%
    13,000  * BISYS Group, Inc.                                                                    458,250          73
    21,100    First Data Corporation                                                             1,840,975         295
     4,910    G&K Sevices, Inc. - Class "A"                                                        182,947          29
     5,295  * Iron Mountain, Inc.                                                                  167,957          27
     9,740    Manpower, Inc.                                                                       378,691          61
     8,000  * United Stationers, Inc.                                                              304,800          49
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,333,620         534
----------------------------------------------------------------------------------------------------------------------
              Consumer Durables & Apparel--1.6%
    12,950    Brunswick Corporation                                                                353,794          57
       510  * Furniture Brands International, Inc.                                                  18,590           3
    28,900    Mattel, Inc.                                                                         602,276          97
----------------------------------------------------------------------------------------------------------------------
                                                                                                   974,660         157
----------------------------------------------------------------------------------------------------------------------
              Diversified Financials--6.0%
     9,300  * Certegy, Inc.                                                                        369,210          59
    34,600    Citigroup, Inc.                                                                    1,713,392         275
    14,400    Goldman Sachs Group, Inc.                                                          1,299,600         208
     6,600    Legg Mason, Inc.                                                                     350,328          56
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,732,530         598
----------------------------------------------------------------------------------------------------------------------
              Energy--1.8%
    27,870  * Chesapeake Energy Corporation                                                        215,714          35
     3,650    Helmerich & Payne, Inc.                                                              146,328          23
    14,100  * Noble Drilling Corporation                                                           583,599          94
    10,000    XTO Energy, Inc.                                                                     200,500          32
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,146,141         184
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS ALL-CAP GROWTH FUND
March 31, 2002
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Food & Drug Retailing--.1%
     7,700  * Wild Oats Markets, Inc.                                                              $65,065         $10
----------------------------------------------------------------------------------------------------------------------
              Food/Beverage/Tobacco--3.2%
    13,820    Bunge, Ltd.                                                                          299,203          48
     5,390  * Constellation Brands, Inc. - Class "A"                                               296,234          47
    23,400    PepsiCo, Inc.                                                                      1,205,100         193
    26,730    Swedish Match AB                                                                     178,059          29
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,978,596         317
----------------------------------------------------------------------------------------------------------------------
              Health Care Equipment & Services--3.2%
     9,700  * Anthem, Inc.                                                                         558,429          90
     4,120    Beckman Coulter, Inc.                                                                210,408          34
    14,600    McKesson Corporation                                                                 546,478          88
     5,030  * St. Jude Medical, Inc.                                                               388,065          62
     8,086  * Triad Hospitals, Inc.                                                                277,997          45
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,981,377         319
----------------------------------------------------------------------------------------------------------------------
              Hotels/Restaurants/Leisure--1.3%
     5,310  * AFC Enterprises, Inc.                                                                177,620          28
     7,680  * Argosy Gaming Company                                                                281,779          45
     9,820    Fairmont Hotels & Resorts, Inc.                                                      277,906          45
    12,460  * Scientific Games Corporation                                                         104,290          16
----------------------------------------------------------------------------------------------------------------------
                                                                                                   841,595         134
----------------------------------------------------------------------------------------------------------------------
              Insurance--3.0%
    26,400    American International Group, Inc.                                                 1,904,496         304
----------------------------------------------------------------------------------------------------------------------
              Materials--.2%
     5,710  * Airgas, Inc.                                                                         114,771          18
----------------------------------------------------------------------------------------------------------------------
              Media--10.5%
    41,000  * AOL Time Warner, Inc.                                                                969,650         155
     7,020  * Cablevision Systems Corporation - Rainbow Media
              Group                                                                                173,254          28
    34,600  * Clear Channel Communications, Inc.                                                 1,778,786         285
    62,100  * EchoStar Communications Corporation - Class "A"                                    1,758,672         282
     6,100    Knight-Ridder, Inc.                                                                  419,009          67
    64,100  * Liberty Media Corporation - Class "A"                                                810,224         130
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Media (continued)
     8,960  * Ticketmaster - Class "B"                                                            $265,037         $42
    12,300  * USA Networks, Inc.                                                                   390,771          63
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,565,403       1,052
----------------------------------------------------------------------------------------------------------------------
              Pharmaceuticals & Biotechnology--14.1%
    31,700    AstraZeneca PLC (ADR)                                                              1,572,003         252
     7,300  * Cephalon, Inc.                                                                       459,900          74
    16,100    Eli Lilly & Company                                                                1,226,820         197
     9,600  * Gilead Sciences, Inc.                                                                345,504          55
     8,370  * ImmunoGen, Inc.                                                                       92,656          15
    12,290  * OraPharma, Inc.                                                                       54,690           9
    68,000    Pharmacia Corporation                                                              3,065,440         492
    13,200  * Watson Pharmaceuticals, Inc.                                                         357,588          57
    24,600    Wyeth                                                                              1,614,990         259
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,789,591       1,410
----------------------------------------------------------------------------------------------------------------------
              Real Estate--.8%
    42,400    Host Marriott Corporation                                                            506,680          81
----------------------------------------------------------------------------------------------------------------------
              Retailing--7.8%
     7,610  * Barnes & Noble, Inc.                                                                 235,834          38
     8,700  * Bed Bath & Beyond, Inc.                                                              293,625          47
     7,400  * BJ's Wholesale Club, Inc.                                                            330,780          53
    10,680  * GameStop Corporation                                                                 215,736          35
    16,350  * Hollywood Entertainment Corporation                                                  274,680          44
    22,700    Home Depot, Inc.                                                                   1,103,447         178
     5,420  * O'Reilly Automotive, Inc.                                                            171,109          27
    24,800  * Staples, Inc.                                                                        495,256          79
    19,500    Target Corporation                                                                   840,840         135
     9,100    Wal-Mart Stores, Inc.                                                                557,739          89
     7,500  * Williams-Sonoma, Inc.                                                                344,925          55
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,863,971         780
----------------------------------------------------------------------------------------------------------------------
              Software & Services--7.2%
    52,540  * Acclaim Entertainment, Inc.                                                          238,532          38
     7,600  * Acclaim Entertainment, Inc. +                                                         31,054           5
    12,200    Adobe Systems, Inc.                                                                  491,538          79
    21,040  * Gartner, Inc.                                                                        273,520          44
     9,240  * Hyperion Solutions Corporation                                                       249,572          40
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS ALL-CAP GROWTH FUND
March 31, 2002
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Software & Services (continued)
    12,800  * Intuit, Inc.                                                                        $491,008         $79
    38,800  * Microsoft Corporation                                                              2,340,028         375
     8,500  * Symantec Corporation                                                                 350,285          56
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,465,537         716
----------------------------------------------------------------------------------------------------------------------
              Technology Hardware & Equipment--18.6%
    14,500  * Applied Materials, Inc.                                                              786,915         126
     8,710  * Arrow Electronics, Inc.                                                              243,619          39
    16,560  * ASE Test, Ltd.                                                                       258,502          41
    11,000  * Brocade Communications Systems, Inc.                                                 297,000          48
   103,000  * Cisco Systems, Inc.                                                                1,743,790         280
    87,200  * Dell Computer Corporation                                                          2,276,792         365
    44,040  * Enterasys Networks, Inc.                                                             186,289          30
     7,260  * Fairchild Semiconductor Corporation                                                  207,636          33
    12,990  * Ingram Micro, Inc. - Class "A"                                                       214,984          34
    79,800    Intel Corporation                                                                  2,426,718         390
     8,900  * International Rectifier Corporation                                                  404,149          65
    18,400  * Lam Research Corporation                                                             539,488          86
     5,400  * Metron Technology NV                                                                  58,639           9
    42,800    Nokia Corporation - Class "A" (ADR)                                                  887,672         142
    11,350  * Pericom Semiconductor Corporation                                                    160,489          26
    14,740  * Teradyne, Inc.                                                                       581,198          93
    10,900  * Waters Corporation                                                                   304,873          49
----------------------------------------------------------------------------------------------------------------------
                                                                                                11,578,753       1,856
----------------------------------------------------------------------------------------------------------------------
              Transportation--3.0%
     5,290  * Arkansas Best Corporation                                                            147,009          24
     7,460  * CNF, Inc.                                                                            246,105          39
    16,600  * FedEx Corporation                                                                    964,460         155
    12,350  * Frontier Airlines, Inc.                                                              226,252          36
     5,800  * Ryanair Holdings PLC (ADR)                                                           174,058          28
     5,440    Skywest, Inc.                                                                        135,619          22
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,893,503         304
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $57,144,549)                                                 59,827,368       9,590
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENT--4.7%
    $2,930M   Paribas Corp., 1.8%, 4/1/02 (collateralized by
              U.S. Treasury Note, 5.5%, due 1/31/03, valued
              at $2,987,046) (cost $2,930,000)                                                  $2,930,000        $470
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $60,074,549)                                        100.6%     62,757,368      10,060
Excess of Liabilities Over Other Assets                                                (.6)       (373,375)        (60)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $62,383,993     $10,000
======================================================================================================================

* Non-income producing
+ See note 6

See notes to financial statements




Portfolio of Investments
FIRST INVESTORS MID-CAP OPPORTUNITY FUND
March 31, 2002
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--91.4%
              Basic Materials--3.5%
    52,700    Allegheny Technologies, Inc.                                                        $871,658         $49
    60,000  * Freeport-McMoRan Copper & Gold, Inc. - Class "B"                                   1,057,200          59
    46,800  * Fresh Del Monte Produce, Inc.                                                        879,840          49
   100,000    Lyondell Chemical Company                                                          1,661,000          93
    12,000    Praxair, Inc.                                                                        717,600          41
    75,000    Sappi, Ltd. (ADR)                                                                  1,004,250          56
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,191,548         347
----------------------------------------------------------------------------------------------------------------------
              Capital Goods--7.7%
    27,300    AMETEK, Inc.                                                                       1,015,833          57
    35,100  * Amphenol Corporation - Class "A"                                                   1,642,680          92
    29,300    Avery Dennison Corporation                                                         1,788,179         100
    21,400    Dover Corporation                                                                    877,400          49
    17,600    Ingersoll-Rand Company - Class "A"                                                   880,352          49
    15,000  * Jacobs Engineering Group, Inc.                                                     1,069,350          60
    10,000    Northrop Grumman Corporation                                                       1,130,500          64
   125,000    Symbol Technologies, Inc.                                                          1,405,000          79
    22,000    Textron, Inc.                                                                      1,124,200          64
    70,000  * Thermo Electron Corporation                                                        1,451,100          81
    40,000  * Waste Connections, Inc.                                                            1,340,400          75
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,724,994         770
----------------------------------------------------------------------------------------------------------------------
              Communication Services--.9%
     6,000  * L-3 Communications Holdings, Inc.                                                    672,000          38
     9,700    Telephone & Data Systems, Inc.                                                       856,025          48
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,528,025          86
----------------------------------------------------------------------------------------------------------------------
              Consumer Cyclicals--12.4%
    45,000  * Barnes & Noble, Inc.                                                               1,394,550          78
    40,000  * BJ's Wholesale Club, Inc.                                                          1,788,000         100
    42,000  * Chico's FAS, Inc.                                                                  1,415,400          79
    25,000  * ChoicePoint, Inc.                                                                  1,440,000          81
    80,000    Dial Corporation                                                                   1,441,600          81
   110,000  * Foot Locker, Inc.                                                                  1,779,800         100
    40,000  * FreeMarkets, Inc.                                                                    918,800          52
    45,000  * Genesco, Inc.                                                                      1,240,650          70
    45,000  * Hot Topic, Inc.                                                                      940,500          53
    40,700    IMS Health, Inc.                                                                     913,715          51
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Consumer Cyclicals (continued)
    50,000    Mattel, Inc.                                                                      $1,042,000         $58
   110,000  * Park Place Entertainment Corporation                                               1,160,500          65
    27,300    Ross Stores, Inc.                                                                  1,032,759          58
    45,200    Talbots, Inc.                                                                      1,600,080          90
    20,000  * Tech Data Corporation                                                                917,800          52
    60,000  * Ticketmaster - Class "B"                                                           1,774,800          99
    35,000    Tiffany & Company                                                                  1,244,250          70
----------------------------------------------------------------------------------------------------------------------
                                                                                                22,045,204       1,237
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--9.1%
    50,000  * Adelphia Communications Corporation - Class "A"                                      745,000          42
    10,000    Adolph Coors Company                                                                 674,700          38
    16,500  * Apollo Group, Inc. - Class "A"                                                       883,575          50
    50,000  * Brinker International, Inc.                                                        1,620,500          91
    18,200  * Dean Foods Company                                                                 1,378,104          77
   100,000  * KPMG Consulting, Inc.                                                              2,020,000         113
    35,000    Manpower, Inc.                                                                     1,360,800          76
    40,000    McKesson Corporation                                                               1,497,200          84
    37,100  * Pathmark Stores, Inc.                                                                888,545          50
    60,000    Pepsi Bottling Group, Inc.                                                         1,552,200          87
    41,100  * Radio One, Inc. - Class "A"                                                          894,336          50
    34,100  * Smithfield Foods, Inc.                                                               890,010          50
    13,700    UST, Inc.                                                                            533,341          30
    33,800  * Westwood One, Inc.                                                                 1,296,230          73
----------------------------------------------------------------------------------------------------------------------
                                                                                                16,234,541         911
----------------------------------------------------------------------------------------------------------------------
              Energy--5.2%
    47,600    EOG Resources, Inc.                                                                1,930,656         108
    50,000    GlobalSantaFe Corporation                                                          1,635,000          92
    22,800  * Nabors Industries, Inc.                                                              963,300          54
    30,000    Transocean Sedco Forex, Inc.                                                         996,900          56
    30,000    Valero Energy Corporation                                                          1,485,600          83
    21,000  * Weatherford International, Inc.                                                    1,000,230          56
    60,000    XTO Energy, Inc.                                                                   1,203,000          68
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,214,686         517
----------------------------------------------------------------------------------------------------------------------
              Financial--16.4%
    55,000    ACE, Ltd.                                                                          2,293,500         129
    45,000    Ambac Financial Group, Inc.                                                        2,658,150         149
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS MID-CAP OPPORTUNITY FUND
March 31, 2002
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Financial (continued)
    15,300  * Anthem, Inc.                                                                        $880,821         $49
    40,000    Banknorth Group, Inc.                                                              1,054,000          59
    78,750    Charter One Financial, Inc.                                                        2,458,575         137
    65,000  * CheckFree Corporation                                                                996,450          56
    20,000    City National Corporation                                                          1,052,200          59
    28,400    Compass Bancshares, Inc.                                                             876,708          49
    23,000    Eaton Vance Corporation                                                              918,850          52
    45,000    Golden State Bancorp, Inc.                                                         1,336,050          75
     4,000    iShares S&P Midcap 400 Index                                                         432,000          24
    40,000    KeyCorp                                                                            1,066,000          60
    35,000    National Commerce Financial Corporation                                              973,000          55
    30,000    North Fork Bancorporation, Inc.                                                    1,066,800          60
    50,000    Old Republic International Corporation                                             1,598,500          90
    51,400  * Principal Financial Group, Inc.                                                    1,300,420          73
    50,000    Protective Life Corporation                                                        1,559,000          87
    30,000    Public Storage, Inc.                                                               1,110,300          62
    31,900    Synovus Financial Corporation                                                        972,312          55
    20,000    TCF Financial Corporation                                                          1,052,200          59
    30,000    Waddell & Reed Financial, Inc. - Class "A"                                           914,400          51
    60,000  * Willis Group Holdings, Ltd.                                                        1,482,000          83
    20,000    Zions Bancorporation                                                               1,185,400          67
----------------------------------------------------------------------------------------------------------------------
                                                                                                29,237,636       1,640
----------------------------------------------------------------------------------------------------------------------
              Health Care--12.3%
    23,000  * Accredo Health, Inc.                                                               1,317,210          74
    35,000    AmerisourceBergen Corporation                                                      2,390,500         134
    30,000    Beckman Coulter, Inc.                                                              1,532,100          86
    40,000    Biomet, Inc.                                                                       1,082,400          61
    30,000  * Express Scripts, Inc.                                                              1,727,700          97
    50,000  * First Health Group Corporation                                                     1,206,500          68
    50,000  * Gilead Sciences, Inc.                                                              1,799,500         101
   160,000  * HEALTHSOUTH Corporation                                                            2,296,000         129
    25,000  * IDEC Pharmaceuticals Corporation                                                   1,607,500          90
    25,000  * Laboratory Corporation of America Holdings                                         2,396,500         133
    35,000  * Millennium Pharmaceuticals, Inc.                                                     780,850          44
    55,000    Omnicare, Inc.                                                                     1,423,950          80
    35,000  * Triad Hospitals, Inc.                                                              1,203,300          68
    35,000  * Zimmer Holdings, Inc.                                                              1,191,750          67
----------------------------------------------------------------------------------------------------------------------
                                                                                                21,955,760       1,232
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Technology--18.1%
    45,000  * Amdocs, Ltd.                                                                      $1,199,250         $67
    75,000  * Amkor Technology, Inc.                                                             1,673,250          94
    40,000    Avnet, Inc.                                                                        1,082,400          61
    50,000  * BISYS Group, Inc.                                                                  1,762,500          99
    56,000  * Cadence Design Systems, Inc.                                                       1,266,160          71
    38,400  * Celestica, Inc.                                                                    1,392,384          78
    70,000  * Cirrus Logic, Inc.                                                                 1,320,900          74
    46,000  * Cypress Semiconductor Corporation                                                  1,058,000          59
   120,000  * DoubleClick, Inc.                                                                  1,438,800          81
   140,000  * i2 Technologies, Inc.                                                                708,400          40
    27,900  * International Rectifier Corporation                                                1,266,939          71
    30,000  * Intersil Corporation                                                                 850,500          48
    30,000  * Intuit, Inc.                                                                       1,150,800          65
    28,300  * Iron Mountain, Inc.                                                                  897,676          50
    60,000    Jack Henry & Associates, Inc.                                                      1,330,800          75
    60,000  * Keane, Inc.                                                                        1,023,000          57
    46,100  * Lattice Semiconductor Corporation                                                    808,133          45
    24,600  * Manhattan Associates, Inc.                                                           937,260          53
    31,300  * Novellus Systems, Inc.                                                             1,694,269          95
    25,000  * Rudolph Technologies, Inc.                                                         1,079,000          61
    78,900  * SeeBeyond Technology Corporation                                                     603,585          35
    25,000  * Semtech Corporation                                                                  912,500          51
    35,000  * SonicWALL, Inc.                                                                      456,400          26
    60,600  * SunGard Data Systems, Inc.                                                         1,997,982         112
    80,000  * TIBCO Software, Inc.                                                                 940,800          53
    30,000  * Veeco Instruments, Inc.                                                            1,050,000          59
    70,000  * Vishay Intertechnology, Inc.                                                       1,423,800          80
    35,000  * Waters Corporation                                                                   978,950          55
----------------------------------------------------------------------------------------------------------------------
                                                                                                32,304,438       1,815
----------------------------------------------------------------------------------------------------------------------
              Transportation--.5%
    14,800    Expeditors International of Washington, Inc.                                         902,800          51
----------------------------------------------------------------------------------------------------------------------
              Utilities--5.3%
    80,000    AGL Resources, Inc.                                                                1,880,000         105
    48,700    Black Hills Corporation                                                            1,630,476          91
    26,300    Equitable Resources, Inc.                                                            915,503          52
    35,400    NSTAR                                                                              1,605,036          90
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS MID-CAP OPPORTUNITY FUND
March 31, 2002
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
    Shares                                                                                                    Invested
        or                                                                                                    For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities (continued)
    57,400    SCANA Corporation                                                                 $1,756,440         $98
    70,200    Wisconsin Energy Corporation                                                       1,746,576          98
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,534,031         534
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $140,236,486)                                               162,873,663       9,140
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--9.7%
    $1,300M   American General Corp., 1.79%, 4/4/02                                              1,299,612          73
     3,100M   General Electric Capital Corp., 1.85%, 4/3/02                                      3,099,203         174
     5,800M   Illinois Tool Works, Inc., 1.78%, 4/23/02                                          5,792,830         325
     1,700M   New York Times Co., Inc., 1.78%, 4/1/02                                            1,699,748          95
     5,400M   Philip Morris Companies, Inc., 1.85%, 4/5/02                                       5,398,057         303
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $17,289,450)                                    17,289,450         970
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $157,525,936)                                       101.1%    180,163,113      10,110
Excess of Liabilities Over Other Assets                                               (1.1)     (1,959,102)       (110)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $178,204,011     $10,000
======================================================================================================================

* Non-income producing

See notes to financial statements




Portfolio of Investments
FIRST INVESTORS SPECIAL SITUATIONS FUND
March 31, 2002
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--94.1%
              Basic Materials--2.1%
    24,300    Minerals Technologies, Inc.                                                       $1,275,021         $60
    22,400    OM Group, Inc.                                                                     1,619,520          77
    82,100  * Stillwater Mining Company                                                          1,547,585          73
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,442,126         210
----------------------------------------------------------------------------------------------------------------------
              Capital Goods--12.6%
    86,400  * Axcelis Technologies, Inc.                                                         1,235,520          59
    50,900  * DRS Technologies, Inc.                                                             2,111,841         100
    83,000    EDO Corporation                                                                    2,241,830         106
     9,600  * EMCOR Group, Inc.                                                                    556,800          26
    53,900  * Excel Technology, Inc.                                                             1,183,644          56
    68,800    GenCorp, Inc.                                                                      1,081,536          51
    83,800  * Griffon Corporation                                                                1,403,650          66
    32,600  * Insituform Technologies, Inc.                                                        823,802          39
    83,800  * Itron, Inc.                                                                        2,493,050         118
    25,900  * Jacobs Engineering Group, Inc.                                                     1,846,411          87
    28,000    Manitowoc Company, Inc.                                                            1,106,000          52
   146,200    Moore Corporation, Ltd.                                                            1,902,062          90
    43,300    Oshkosh Truck Corporation                                                          2,463,770         117
    62,200    Pall Corporation                                                                   1,274,478          60
    38,200    Standard Register Company                                                          1,074,184          51
    74,500    United Industrial Corporation                                                      1,657,625          80
    44,100  * Wilson Greatbatch Technologies, Inc.                                               1,133,811          55
    25,000    Winnebago Industries, Inc.                                                         1,049,750          50
----------------------------------------------------------------------------------------------------------------------
                                                                                                26,639,764       1,263
----------------------------------------------------------------------------------------------------------------------
              Communication Services--.9%
    51,300  * Commonwealth Telephone Enterprises, Inc.                                           1,962,225          93
----------------------------------------------------------------------------------------------------------------------
              Consumer Cyclicals--14.9%
    25,100  * Action Performance Companies, Inc.                                                 1,236,175          59
    36,300  * Advance Auto Parts, Inc.                                                           1,669,800          79
    25,600  * Aftermarket Technology Corporation                                                   477,952          23
    34,400  * Ameristar Casinos, Inc.                                                              945,312          45
    73,700  * Career Education Corporation                                                       2,918,520         138
    64,300  * Chico's FAS, Inc.                                                                  2,166,910         103
    62,000  * Education Management Corporation                                                   2,614,540         124
    49,900  * Elizabeth Arden, Inc.                                                                581,335          28
    52,787    Fred's, Inc. - Class "A"                                                           1,900,332          90
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS SPECIAL SITUATIONS FUND
March 31, 2002
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Consumer Cyclicals (continued)
    83,000  * FreeMarkets, Inc.                                                                 $1,906,510         $90
   212,500    Friedman's, Inc.                                                                   2,284,375         108
    32,300  * J. Jill Group, Inc.                                                                  918,935          44
    68,700  * Michaels Stores, Inc.                                                              2,596,860         123
    30,200  * Mohawk Industries, Inc.                                                            1,814,718          86
     5,200  * NVR, Inc.                                                                          1,640,600          78
    75,100  * Sonic Automotive, Inc.                                                             2,251,498         107
   102,400  * Tuesday Morning Corporation                                                        2,089,062          99
    26,000  * Tweeter Home Entertainment Group, Inc.                                               508,300          24
    31,600  * United Rentals, Inc.                                                                 868,368          41
----------------------------------------------------------------------------------------------------------------------
                                                                                                31,390,102       1,489
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--9.2%
    64,800  * AFC Enterprises, Inc.                                                              2,167,560         103
    33,300  * American Italian Pasta Company                                                     1,511,820          72
    94,400  * Cantel Medical Corporation                                                         2,279,760         108
    22,900  * CEC Entertainment, Inc.                                                            1,057,980          50
    78,100  * Charles River Laboratories International, Inc.                                     2,421,100         115
   199,300  * CKE Restaurants, Inc.                                                              1,783,735          84
    47,600    Darden Restaurants, Inc.                                                           1,932,084          92
    66,200  * Microtune, Inc.                                                                      951,294          45
    93,000  * Pathmark Stores, Inc.                                                              2,227,350         106
    35,300  * Performance Food Group Company                                                     1,152,898          55
    79,000  * Salem Communications Corporation                                                   1,872,300          87
----------------------------------------------------------------------------------------------------------------------
                                                                                                19,357,881         917
----------------------------------------------------------------------------------------------------------------------
              Energy--4.4%
    21,700  * National-Oilwell, Inc.                                                               549,661          26
    43,400    Noble Affiliates, Inc.                                                             1,695,204          80
   204,700    Ocean Energy, Inc.                                                                 4,051,013         192
    23,500  * Patterson-UTI Energy, Inc.                                                           698,890          33
    15,800  * Spinnaker Exploration Company                                                        658,070          31
    77,600    XTO Energy, Inc.                                                                   1,555,880          74
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,208,718         436
----------------------------------------------------------------------------------------------------------------------
              Financial--6.1%
    32,300    Allegiant Bancorp, Inc.                                                              555,560          26
   117,000    Apex Mortgage Capital, Inc.                                                        1,356,030          64
    63,200    Doral Financial Corporation                                                        2,145,640         102
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Financial (continued)
    79,000    HCC Insurance Holdings, Inc.                                                      $2,208,050        $105
    47,200  * National Processing, Inc.                                                          1,348,976          64
   113,400    PMA Capital Corporation                                                            2,601,396         123
    33,700    Umpqua Holdings Corporation                                                          504,152          24
    49,100    Westamerica Bancorporation                                                         2,099,025          99
----------------------------------------------------------------------------------------------------------------------
                                                                                                12,818,829         607
----------------------------------------------------------------------------------------------------------------------
              Health Care--15.9%
    96,100  * American Healthways, Inc.                                                          2,608,154         124
     2,200  * Angiotech Pharmaceuticals, Inc.                                                      100,342           5
   137,400  * Axcan Pharma, Inc.                                                                 1,732,614          82
    28,200  * Cell Therapeutics, Inc.                                                              700,206          33
    20,700    Cooper Companies, Inc.                                                               981,180          46
    71,600  * Cytyc Corporation                                                                  1,927,472          91
   100,000  * deCODE GENETICS, Inc.                                                                569,000          27
    67,400    Diagnostic Products Corporation                                                    2,911,680         138
    34,400  * DIANON Systems, Inc.                                                               2,231,872         106
    39,100  * Enzon, Inc.                                                                        1,731,739          82
    29,600  * IDEC Pharmaceuticals Corporation                                                   1,903,280          90
   184,000  * Lifecore Biomedical, Inc.                                                          2,029,520          96
    45,700  * Medarex, Inc.                                                                        737,095          35
    45,100  * MGI Pharma, Inc.                                                                     620,576          29
   117,800  * MIM Corporation                                                                    1,943,700          92
    39,700  * Province Healthcare Company                                                        1,261,269          60
    24,300  * Regeneron Pharmaceuticals, Inc.                                                      607,257          29
    67,300  * Taro Pharmaceuticals Industries, Ltd.                                              1,907,955          90
    76,000  * Thoratec Corporation                                                                 832,200          39
    32,700  * Transkaryotic Therapies, Inc.                                                      1,407,735          67
   112,800  * US Oncology, Inc.                                                                    993,768          47
   139,100  * VCA Antech, Inc.                                                                   1,877,850          89
    53,300  * ZOLL Medical Corporation                                                           2,046,720          97
----------------------------------------------------------------------------------------------------------------------
                                                                                                33,663,184       1,594
----------------------------------------------------------------------------------------------------------------------
              Technology--25.0%
   121,400  * Aeroflex, Inc.                                                                     1,561,204          74
    33,700  * Applera Corporation - Celera Genomics Group                                          692,535          33
    20,700  * ATMI, Inc.                                                                           651,015          31
    41,800  * Cirrus Logic, Inc.                                                                   788,766          37
    83,700  * Documentum, Inc.                                                                   2,130,165         101
    33,900  * eBay, Inc.                                                                         1,920,096          91
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS SPECIAL SITUATIONS FUND
March 31, 2002
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Technology (continued)
    83,200  * Fairchild Semiconductor Corporation                                               $2,379,520        $113
    10,100  * Genesis Microchip, Inc.                                                              262,600          12
    37,300  * GlobespanVirata, Inc.                                                                556,516          26
   144,400  * J.D. Edwards & Company                                                             2,604,976         123
    70,500  * JDA Software Group, Inc.                                                           2,247,540         106
    67,600  * Keane, Inc.                                                                        1,152,580          55
   166,600  * Lifepoint, Inc.                                                                      686,392          33
    62,200  * Manhattan Associates, Inc.                                                         2,369,820         112
    84,400  * MSC.Software Corporation                                                           1,941,200          92
    42,600  * NetIQ Corporation                                                                    929,106          44
   141,300  * Oak Technology, Inc.                                                               2,102,544         100
    80,500  * Perot Systems Corporation                                                          1,605,975          76
    60,200  * Photronics, Inc.                                                                   2,030,546          96
    48,400  * Pixelworks, Inc.                                                                     623,392          30
     4,300  * Plantronics, Inc.                                                                     89,956           4
    40,500  * PRI Automation, Inc.                                                                 944,015          45
    59,700  * ProQuest Company                                                                   2,566,503         122
    94,900  * Retek, Inc.                                                                        2,491,125         118
    54,400  * RF Micro Devices, Inc.                                                               973,760          46
    33,500  * Rudolph Technologies, Inc.                                                         1,445,860          68
   214,600  * SonicWALL, Inc.                                                                    2,798,384         133
    20,300  * THQ, Inc.                                                                            996,730          47
   135,500  * Tier Technologies, Inc.                                                            2,391,575         113
    64,400  * Titan Corporation                                                                  1,329,860          63
    33,100  * Varian, Inc.                                                                       1,255,814          59
    38,100  * Veeco Instruments, Inc.                                                            1,333,500          63
   126,500  * Vignette Corporation                                                                 435,160          21
   191,100  * WebMD Corporation                                                                  1,467,648          69
    70,200  * Websense, Inc.                                                                     1,766,232          83
    28,100  * Zoran Corporation                                                                  1,227,408          57
----------------------------------------------------------------------------------------------------------------------
                                                                                                52,750,018       2,496
----------------------------------------------------------------------------------------------------------------------
              Transportation--2.0%
   103,050  * Genesee & Wyoming, Inc.                                                            2,439,194         116
    74,100    Skywest, Inc.                                                                      1,847,313          88
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,286,507         204
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
    Shares                                                                                                    Invested
        or                                                                                                    For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities--1.0%
    61,300    Equitable Resources, Inc.                                                         $2,133,853        $101
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $171,760,777)                                               198,653,207       9,410
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--5.4%
    $5,900M   American General Corp., 1.79%, 4/4/02                                              5,898,239         279
     1,500M   General Electric Capital Corp., 1.85%, 4/3/02                                      1,499,615          71
     1,900M   Illinois Tool Works, Inc., 1.78%, 4/23/02                                          1,897,651          91
     2,100M   New York Times Co., Inc., 1.78%, 4/1/02                                            2,099,688          99
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $11,395,193)                                    11,395,193         540
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $183,155,970)                                        99.5%    210,048,400       9,950
Other Assets, Less Liabilities                                                          .5       1,054,881          50
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $211,103,281     $10,000
======================================================================================================================

* Non-income producing

See notes to financial statements




Portfolio of Investments
FIRST INVESTORS FOCUSED EQUITY FUND
March 31, 2002
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--95.1%
              Capital Goods--3.0%
    69,000    Tyco International, Ltd.                                                          $2,230,080        $304
----------------------------------------------------------------------------------------------------------------------
              Commercial Services & Supplies--1.0%
    27,200  * Accenture, Ltd. - Class "A"                                                          726,240          99
----------------------------------------------------------------------------------------------------------------------
              Consumer Durables & Apparel--3.3%
    40,900    NIKE, Inc.                                                                         2,454,409         335
----------------------------------------------------------------------------------------------------------------------
              Diversified Financials--16.7%
    69,100    Citigroup, Inc.                                                                    3,421,832         467
    70,000    Franklin Resources, Inc.                                                           2,934,400         401
    35,000    Goldman Sachs Group, Inc.                                                          3,158,750         431
    16,900  * Investment Technology Group, Inc.                                                    891,306         122
    33,400    Merrill Lynch & Company, Inc.                                                      1,849,692         252
----------------------------------------------------------------------------------------------------------------------
                                                                                                12,255,980       1,673
----------------------------------------------------------------------------------------------------------------------
              Energy--9.2%
    50,900    Exxon Mobil Corporation                                                            2,230,947         305
   121,600    Halliburton Company                                                                2,075,712         283
    41,000    Schlumberger, Ltd.                                                                 2,411,620         329
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,718,279         917
----------------------------------------------------------------------------------------------------------------------
              Food & Drug Retailing--2.8%
    60,700    CVS Corporation                                                                    2,083,831         284
----------------------------------------------------------------------------------------------------------------------
              Insurance--3.8%
    38,120    American International Group, Inc.                                                 2,749,977         375
----------------------------------------------------------------------------------------------------------------------
              Materials--3.5%
    68,700    Alcoa, Inc.                                                                        2,592,738         354
----------------------------------------------------------------------------------------------------------------------
              Media--8.4%
    82,900  * Adelphia Communications Corporation - Class "A"                                    1,235,210         169
   118,800  * AOL Time Warner, Inc.                                                              2,809,620         383
    22,100    Omnicom Group, Inc.                                                                2,086,240         285
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,131,070         837
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Pharmaceuticals & Biotechnology--14.0%
    28,300    Abbott Laboratories                                                               $1,488,580        $203
    40,900  * Amgen, Inc.                                                                        2,440,912         333
    25,200    Eli Lilly & Company                                                                1,920,240         262
    67,500  * Genzyme Corporation                                                                2,947,725         402
    36,500    Pfizer, Inc.                                                                       1,450,510         199
----------------------------------------------------------------------------------------------------------------------
                                                                                                10,247,967       1,399
----------------------------------------------------------------------------------------------------------------------
              Retailing--4.8%
    30,800    Home Depot, Inc.                                                                   1,497,188         204
    32,400    Wal-Mart Stores, Inc.                                                              1,985,796         271
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,482,984         475
----------------------------------------------------------------------------------------------------------------------
              Software & Services--4.8%
    36,700  * Microsoft Corporation                                                              2,213,377         302
   100,700  * Oracle Corporation                                                                 1,288,960         176
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,502,337         478
----------------------------------------------------------------------------------------------------------------------
              Technology Hardware & Equipment--17.1%
   136,700  * Cisco Systems, Inc.                                                                2,314,331         316
   255,800    Compaq Computer Corporation                                                        2,673,110         365
    65,500    Intel Corporation                                                                  1,991,855         272
    48,100  * Micron Technology, Inc.                                                            1,582,490         216
    84,100  * Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)                                 1,745,075         238
    78,900  * Waters Corporation                                                                 2,206,833         301
----------------------------------------------------------------------------------------------------------------------
                                                                                                12,513,694       1,708
----------------------------------------------------------------------------------------------------------------------
              Transportation--2.7%
    34,100  * FedEx Corporation                                                                  1,981,210         271
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $70,411,689)                                                 69,670,796       9,509
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS FOCUSED EQUITY FUND
March 31, 2002
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENT--4.7%
    $3,417M   SBC Warburg Dillon Read, 1.84%, 4/1/02
              (collateralized by U.S. Treasury Bonds,
              6.375%, due 8/15/27, valued at $3,499,600)
              (cost $3,417,000)                                                                 $3,417,000        $466
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $73,828,689)                                         99.8%     73,087,796       9,975
Other Assets, Less Liabilities                                                          .2         179,354          25
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $73,267,150     $10,000
======================================================================================================================

* Non-income producing

See notes to financial statements




Portfolio of Investments
FIRST INVESTORS GLOBAL FUND, INC.
March 31, 2002
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--92.6%
              United States--49.4%
    52,200    Abbott Laboratories                                                               $2,745,720        $101
    53,200  * Adelphia Communications Corporation - Class "A"                                      792,680          29
    49,000    Alcoa, Inc.                                                                        1,849,260          68
    57,553    American International Group, Inc.                                                 4,151,873         153
    24,500  * Amgen, Inc.                                                                        1,462,160          54
    86,600  * AOL Time Warner, Inc.                                                              2,048,090          75
    22,000    Arthur J. Gallagher & Company                                                        720,940          27
    28,900    Automatic Data Processing, Inc.                                                    1,684,003          62
    57,800    Bank One Corporation                                                               2,414,884          89
    26,000    Beckman Coulter, Inc.                                                              1,327,820          49
    24,500    Becton, Dickinson & Company                                                          924,140          34
    32,100    Boeing Company                                                                     1,548,825          57
    19,200    Bowater, Inc.                                                                        956,160          35
    27,300    Canadian National Railway Company                                                  1,363,908          50
     5,800  * Certegy, Inc.                                                                        230,260           9
    26,000    ChevronTexaco Corporation                                                          2,347,020          87
    41,700    Cinergy Corporation                                                                1,490,775          55
   139,200  * Cisco Systems, Inc.                                                                2,356,656          87
    83,449    Citigroup, Inc.                                                                    4,132,394         152
    39,500  * Converium Holding AG (ADR)                                                         1,031,345          38
    45,500    CVS Corporation                                                                    1,562,015          58
    46,700  * Dell Computer Corporation                                                          1,219,337          45
    25,300    Dillard's, Inc. - Class "A"                                                          603,658          22
    47,600    Du Pont (E.I.) de Nemours & Company                                                2,244,340          83
    30,700    El Paso Corporation                                                                1,351,721          50
    79,600  * EMC Corporation                                                                      948,832          35
    34,100    Endesa SA (ADR)                                                                      508,431          19
    31,700    EOG Resources, Inc.                                                                1,285,752          47
    29,100    Exelon Corporation                                                                 1,541,427          57
   111,700    Exxon Mobil Corporation                                                            4,895,001         180
    41,200  * Foot Locker, Inc.                                                                    666,616          25
    27,900    Gannett Company, Inc.                                                              2,123,190          78
   114,900    General Electric Company                                                           4,303,005         159
    10,500  * Genzyme Corporation                                                                  458,535          17
    33,800  * Gilead Sciences, Inc.                                                              1,216,462          45
    39,100    Gillette Company                                                                   1,329,791          49
    21,400    Goldman Sachs Group, Inc.                                                          1,931,350          71
    26,500    HCA, Inc.                                                                          1,168,120          43
    55,300    Home Depot, Inc.                                                                   2,688,133          99
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS GLOBAL FUND, INC.
March 31, 2002
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              United States (continued)
   100,960    Intel Corporation                                                                 $3,070,194        $113
    24,700    International Business Machines Corporation                                        2,568,800          95
    27,100    International Paper Company                                                        1,165,571          43
    25,600  * International Rectifier Corporation                                                1,162,496          43
    12,900    ITT Industries, Inc.                                                                 813,216          30
    33,000    Kimberly-Clark Corporation                                                         2,133,450          79
    13,200  * Lamar Advertising Company                                                            536,184          20
    17,100    Legg Mason, Inc.                                                                     907,668          33
   106,600  * Liberty Media Corporation - Class "A"                                              1,347,424          50
    14,500    M&T Bank Corporation                                                               1,165,365          43
    24,400    Marsh & McLennan Companies, Inc.                                                   2,750,856         101
    35,300    Mattel, Inc.                                                                         735,652          27
    40,200    McDonald's Corporation                                                             1,115,550          41
    35,100    Merck & Company, Inc.                                                              2,021,058          74
    38,700    Merrill Lynch & Company, Inc.                                                      2,143,206          79
    72,100  * Microsoft Corporation                                                              4,348,351         160
    13,400    Minnesota Mining & Manufacturing Company                                           1,541,134          57
    89,500  * Oracle Corporation                                                                 1,145,600          42
    39,100    PepsiCo, Inc.                                                                      2,013,650          74
    55,200    Petroleo Brasileiro SA - Petrobras (ADR)                                           1,461,144          54
    79,125    Pfizer, Inc.                                                                       3,144,428         116
    62,300    Pharmacia Corporation                                                              2,808,484         104
    18,800    R.J. Reynolds Tobacco Holdings, Inc.                                               1,217,300          45
    30,600  * Rational Software Corporation                                                        484,398          18
    19,900    Rohm and Haas Company                                                                841,173          31
    58,500    SBC Communications, Inc.                                                           2,190,240          81
    31,200    Schlumberger, Ltd.                                                                 1,835,184          68
    91,800  * Solectron Corporation                                                                716,040          26
    21,600  * SunGard Data Systems, Inc.                                                           712,152          26
    16,079  * Telefonica SA (ADR)                                                                  532,385          20
    40,500    Texas Instruments, Inc.                                                            1,340,550          49
    49,550    Tyco International, Ltd.                                                           1,601,456          59
    23,700    UnionBanCal Corporation                                                            1,043,274          38
    22,100  * United Microelectronics Corporation (ADR)                                            235,365           9
    31,300  * VeriSign, Inc.                                                                       845,100          31
    27,900  * Viacom, Inc. - Class "B"                                                           1,349,523          50
    41,600    Wachovia Corporation                                                               1,542,528          57
    67,700    Wal-Mart Stores, Inc.                                                              4,149,333         153
    20,800  * Waters Corporation                                                                   581,776          21
    28,200    Wells Fargo & Company                                                              1,393,080          51
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              United States (continued)
   110,468  * WorldCom, Inc. - WorldCom Group                                                     $744,554         $27
    46,000    Wyeth                                                                              3,019,900         111
----------------------------------------------------------------------------------------------------------------------
                                                                                               134,099,421       4,942
----------------------------------------------------------------------------------------------------------------------
              United Kingdom--11.2%
   142,386    Allied Irish Banks PLC                                                             1,730,350          64
   113,076    Amersham PLC                                                                       1,237,440          46
    73,300    AstraZeneca PLC                                                                    3,639,703         134
   400,500    BAE Systems PLC                                                                    1,910,545          70
   280,782    BP PLC                                                                             2,498,960          92
   704,859    British Airways PLC                                                                2,449,075          90
   973,664    Granada PLC                                                                        1,899,502          70
   963,588    Invensys PLC                                                                       1,701,465          63
   296,529  * Marks & Spencer Group PLC                                                          1,626,746          60
   172,800    Pearson PLC                                                                        2,219,526          82
   101,200    Reckitt Benckiser PLC                                                              1,663,016          61
    97,801    Rentokil Initial PLC                                                                 394,130          14
    83,000    Royal Bank of Scotland Group PLC                                                   2,136,911          79
   181,326  * Ryanair Holdings PLC                                                               1,054,198          39
   179,200    Scottish & Newcastle PLC                                                           1,429,012          53
 1,488,012    Vodafone Group PLC                                                                 2,749,310         101
----------------------------------------------------------------------------------------------------------------------
                                                                                                30,339,889       1,118
----------------------------------------------------------------------------------------------------------------------
              Japan--9.0%
   198,000    Asahi Glass Company, Ltd.                                                          1,260,890          47
    34,000    Banyu Pharmaceutical Company, Ltd.                                                   433,546          16
    36,000    Eisai Company, Ltd.                                                                  888,218          33
    59,000    Fujisawa Pharmaceutical Company, Ltd.                                              1,295,431          48
    93,000    Fujitsu, Ltd.                                                                        712,227          26
   134,000    Hitachi, Ltd.                                                                        979,711          36
    14,000    Hoya Corporation                                                                     979,213          36
   359,000    Komatsu, Ltd.                                                                      1,283,933          47
   121,000    Matsushita Electric Industrial Company, Ltd.                                       1,475,354          54
    56,000    Mitsubishi Corporation                                                               422,107          16
   230,000    Nikko Securities Company, Ltd.                                                     1,015,204          37
     9,200    Nintendo Company, Ltd.                                                             1,353,605          50
   871,000    Nippon Steel Corporation                                                           1,248,651          46
       200    Nippon Telegraph & Telephone Corporation                                             768,099          28
       251    Nippon Unipac Holding                                                              1,227,208          45
   130,000    Nissan Motor Company, Ltd.                                                           939,676          35
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS GLOBAL FUND, INC.
March 31, 2002
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Japan (continued)
    27,100    Promise Company, Ltd.                                                             $1,163,459         $43
     8,100    Rohm Company, Ltd.                                                                 1,216,207          45
     1,161  * SKY Perfect Communications, Inc.                                                   1,094,994          40
    26,100    Sony Corporation                                                                   1,356,842          50
   252,000    Sumitomo Mitsui Banking Corporation                                                1,049,564          39
    14,080    Takefuji Corporation                                                                 862,637          32
   301,000  * Toshiba Corporation                                                                1,260,460          46
----------------------------------------------------------------------------------------------------------------------
                                                                                                24,287,236         895
----------------------------------------------------------------------------------------------------------------------
              France--5.1%
    21,600    Aventis SA                                                                         1,492,432          55
    17,860    AXA-Uap                                                                              403,082          15
    44,192    BNP Paribas SA                                                                     2,232,225          82
    13,300    Carrefour SA                                                                         626,558          23
     5,900    Groupe Danone                                                                        695,381          26
    19,400    L'Oreal SA                                                                         1,434,356          53
   219,550  * Orange SA                                                                          1,495,892          55
    29,500    PSA Peugeot Citroen                                                                1,456,646          54
    21,744    Total Fina Elf SA - Class "B"                                                      3,357,595         124
     8,389    Vivendi Environment                                                                  260,541           9
    82,021  * Wanadoo                                                                              475,842          17
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,930,550         513
----------------------------------------------------------------------------------------------------------------------
              Germany--3.4%
    21,847    Adidas-Salomon AG                                                                  1,562,864          58
    70,500    Bayerische Hypo-und Vereinsbank AG                                                 2,564,725          94
    85,500    Infineon Technologies AG                                                           1,925,919          71
    39,700    Metro AG                                                                           1,333,420          49
     1,200    SAP AG                                                                               182,157           7
    19,400    SAP AG (ADR)                                                                         721,680          27
    62,900    ThyssenKrupp AG                                                                      987,731          36
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,278,496         342
----------------------------------------------------------------------------------------------------------------------
              Switzerland--2.5%
    38,847  * Credit Suisse Group                                                                1,472,527          54
     7,460    Nestle SA                                                                          1,658,961          61
    17,000    Roche Holding AG - Genusscheine                                                    1,321,649          49
     1,879    Serono SA - Class "B"                                                              1,653,538          61
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Switzerland (continued)
    36,500  * Xstrata PLC                                                                         $519,240         $19
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,625,915         244
----------------------------------------------------------------------------------------------------------------------
              Italy--1.7%
   119,000    Alleanza Assicurazioni SpA                                                         1,144,048          42
   739,700    Banca Monte dei Paschi di Siena SpA                                                2,168,256          80
 1,135,500    Olivetti SpA                                                                       1,409,638          52
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,721,942         174
----------------------------------------------------------------------------------------------------------------------
              Sweden--1.4%
    68,250    ForeningsSparbanken AB                                                               817,034          30
   139,240    Gambro AB - Class "A"                                                                860,319          32
   144,310    Swedish Match AB                                                                     961,305          36
    59,530    Volvo AB - "B" Shares                                                              1,178,163          43
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,816,821         141
----------------------------------------------------------------------------------------------------------------------
              Netherlands--1.3%
    70,600    Aegon NV                                                                           1,723,328          63
    22,400  * ASML Holding NV                                                                      564,757          21
   255,175  * Koninklijke (Royal) KPN NV                                                         1,306,748          48
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,594,833         132
----------------------------------------------------------------------------------------------------------------------
              Spain--1.3%
    23,231    Banco Popular Espanol SA                                                             875,522          32
   108,800    Endesa SA                                                                          1,618,337          60
    54,100  * Industria de Diseno Textil SA                                                      1,017,092          37
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,510,951         129
----------------------------------------------------------------------------------------------------------------------
              Australia--1.1%
   200,227    Brambles Industries, Ltd.                                                          1,015,181          37
   294,175    News Corporation, Ltd.                                                             2,059,856          76
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,075,037         113
----------------------------------------------------------------------------------------------------------------------
              Singapore--1.1%
   279,000    DBS Group Holdings, Ltd.                                                           2,239,384          83
    40,200  * Flextronics International, Ltd.                                                      733,650          27
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,973,034         110
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS GLOBAL FUND, INC.
March 31, 2002
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              South Korea--.8%
    64,400    Korea Telecom Corporation (ADR)                                                   $1,544,312         $57
     5,280    Pohang Iron & Steel Company, Ltd.                                                    549,109          20
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,093,421          77
----------------------------------------------------------------------------------------------------------------------
              Canada--.7%
    95,400    Abitibi-Consolidated, Inc.                                                           866,457          32
   124,500    Bombardier, Inc.                                                                   1,139,338          42
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,005,795          74
----------------------------------------------------------------------------------------------------------------------
              Finland--.7%
    70,703    Nokia OYJ                                                                          1,494,538          55
    13,200    Upm-Kymmene Corporation                                                              451,415          17
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,945,953          72
----------------------------------------------------------------------------------------------------------------------
              South Africa--.6%
    31,800    AngloGold, Ltd.                                                                    1,600,493          59
----------------------------------------------------------------------------------------------------------------------
              Luxembourg--.5%
    90,175  * Arcelor                                                                            1,235,098          46
----------------------------------------------------------------------------------------------------------------------
              Belgium--.5%
    54,900    Fortis                                                                             1,221,316          45
----------------------------------------------------------------------------------------------------------------------
              Mexico--.2%
   566,400    Grupo Financiero BBVA Bancomer SA de CV                                              620,270          23
----------------------------------------------------------------------------------------------------------------------
              Brazil--.1%
    11,644  * Companhia Vale do Rio Doce (ADR)                                                     318,929          12
----------------------------------------------------------------------------------------------------------------------
              Hong Kong--.0%
     4,534    New World Development Company, Ltd.                                                    3,720          --
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $219,151,158)                                               251,299,120       9,261
----------------------------------------------------------------------------------------------------------------------
              PREFERRED STOCKS--.5%
              Brazil
    49,100    Companhia Vale do Rio Doce - Class "A"                                             1,294,896          48
    23,000  * Vale do Rio Doce - Class "B"                                                              --          --
----------------------------------------------------------------------------------------------------------------------
Total Value of Preferred Stocks (cost $1,118,704)                                                1,294,896          48
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENT--6.8%
   $18,381M   Lehman Brothers, 1.80%, 4/1/02 (collateralized
              by U.S. Treasury Bonds, 11.25%, due 2/15/15,
              valued at $18,845,903) (cost $18,381,000)                                        $18,381,000        $677
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $238,650,862)                                        99.9%   $270,975,016      $9,986
Other Assets, Less Liabilities                                                          .1         395,052          14
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $271,370,068     $10,000
======================================================================================================================

* Non-income producing

See notes to financial statements




Portfolio of Investments (continued)
FIRST INVESTORS GLOBAL FUND, INC.
March 31, 2002

Sector diversification of the portfolio was as follows:
----------------------------------------------------------------------------------------------------------------------
                                                                                            Percentage
Sector                                                                                    of Net Assets          Value
----------------------------------------------------------------------------------------------------------------------
Pharmaceuticals & Biotechnology                                                                 10.2%     $ 27,601,261
Banks                                                                                            9.8        26,687,216
Technology Hardware & Equipment                                                                  8.1        21,871,307
Capital Goods                                                                                    6.9        18,704,077
Materials                                                                                        6.6        18,052,699
Energy                                                                                           6.5        17,680,656
Media                                                                                            5.7        15,470,968
Telecommunication Services                                                                       4.7        12,741,179
Diversified Financials                                                                           4.5        12,155,918
Retailing                                                                                        4.5        12,084,998
Insurance                                                                                        4.4        11,925,473
Software & Services                                                                              3.3         8,915,280
Food/Beverage/Tobacco                                                                            2.9         7,975,609
Utilities                                                                                        2.5         6,771,232
Household & Personal Products                                                                    2.4         6,560,613
Health Care Equipment & Services                                                                 2.4         6,497,053
Consumer Durables & Apparel                                                                      2.4         6,484,316
Transportation                                                                                   1.8         4,867,181
Commercial Services & Supplies                                                                   1.4         3,842,814
Automobiles & Components                                                                         0.9         2,396,323
Food & Drug Retailing                                                                            0.8         2,188,573
Hotels/Restaurants/Leisure                                                                       0.4         1,115,550
Real Estate                                                                                      0.0             3,720
Repurchase Agreement                                                                             6.8        18,381,000
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments                                                                      99.9       270,975,016
Other Assets, Less Liabilities                                                                    .1           395,052
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                     100.0%     $271,370,068
======================================================================================================================

See notes to financial statements




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
Statement of Assets and Liabilities
FIRST INVESTORS
March 31, 2002
-----------------------------------------------------------------------------------------------
                                          TOTAL        GROWTH &                       UTILITIES
                                         RETURN          INCOME       BLUE CHIP          INCOME
-----------------------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost                 $155,500,979    $449,050,692    $494,833,653    $164,245,283
                                   ============    ============    ============    ============
At value (Note 1A)                 $164,208,267    $517,963,243    $570,383,163    $176,285,004
Cash                                    727,582         500,341         450,390         720,000
Receivables:
Dividends and interest                  775,799         617,848         472,251         329,489
Shares sold                             468,724         665,488         721,116         104,276
Investment securities sold              434,156       2,011,153       3,682,048       1,469,647
Other assets                                 --              --              --              --
                                   ------------    ------------    ------------    ------------
Total Assets                        166,614,528     521,758,073     575,708,968     178,908,416
                                   ------------    ------------    ------------    ------------
Liabilities
Payables:
Investment securities
purchased                               515,600         124,795      10,842,931       1,339,019
Shares redeemed                         299,276         667,346         983,686         419,091
Dividend payable                          9,996           3,582              --          17,968
Forward currency contracts
(Note 4)                                     --              --              --              --
Accrued advisory fees                    94,385         291,610         323,962         100,259
Accrued expenses                         37,386         180,760         228,800          63,899
                                   ------------    ------------    ------------    ------------
Total Liabilities                       956,643       1,268,093      12,379,379       1,940,236
                                   ------------    ------------    ------------    ------------
Net Assets                         $165,657,885    $520,489,980    $563,329,589    $176,968,180
                                   ============    ============    ============    ============
Net Assets Consist of:
Capital paid in                    $171,339,734    $511,100,710    $569,221,150    $201,168,313
Undistributed net investment
income (loss)                          (176,734)         12,409        (953,909)         27,613
Accumulated net realized loss
on investments and foreign
currency transactions               (14,212,403)    (59,535,690)    (80,487,162)    (36,267,467)
Net unrealized appreciation
(depreciation) in value of
investments and foreign
currency transactions                 8,707,288      68,912,551      75,549,510      12,039,721
                                   ------------    ------------    ------------    ------------
Total                              $165,657,885    $520,489,980    $563,329,589    $176,968,180
                                   ============    ============    ============    ============
Net Assets:
Class A                            $142,109,320    $428,654,061    $478,432,718    $150,574,277
Class B                            $ 23,548,565    $ 91,835,919    $ 84,896,871    $ 26,393,903
Shares outstanding (Note 5):
Class A                              11,241,885      35,742,965      23,761,349      25,750,201
Class B                               1,886,691       7,925,344       4,397,882       4,576,906

Net asset value and redemption
price per share - Class A                $12.64          $11.99          $20.13           $5.85
                                         ======          ======          ======          ======

Maximum offering price per
share - Class A (Net asset
value/.9375)*                            $13.48          $12.79          $21.47           $6.24
                                         ======          ======          ======          ======
Net asset value and offering
price per share - Class B
(Note 5)                                 $12.48          $11.59          $19.30           $5.77
                                         ======          ======          ======          ======




Statement of Assets and Liabilities
FIRST INVESTORS
March 31, 2002

-----------------------------------------------------------------------------------------------------------------
                                          ALL-CAP         MID-CAP         SPECIAL         FOCUSED
                                           GROWTH     OPPORTUNITY      SITUATIONS          EQUITY          GLOBAL
-----------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost                    $60,074,549    $157,525,936    $183,155,970     $73,828,689    $238,650,862
                                     ============    ============    ============    ============    ============
At value (Note 1A)                    $62,757,368    $180,163,113    $210,048,400     $73,087,796    $270,975,016
Cash                                       23,220         476,965         257,335             917         434,530
Receivables:
Dividends and interest                     37,397          61,685          85,332          37,338         596,117
Shares sold                               247,453         444,764         241,861         121,241         143,362
Investment securities sold              2,013,929       6,090,895       6,656,372       2,236,920       1,833,380
Other assets                                   --              --              --              --          20,335
                                     ------------    ------------    ------------    ------------    ------------
Total Assets                           65,079,367     187,237,422     217,289,300      75,484,212     274,002,740
                                     ------------    ------------    ------------    ------------    ------------
Liabilities
Payables:
Investment securities
purchased                               2,586,270       8,640,590       5,609,676       1,984,412       1,648,551
Shares redeemed                            30,363         222,260         358,476         139,903         595,421
Dividend payable                               --              --              --              --              --
Forward currency contracts
(Note 4)                                       12              --              --              --           3,566
Accrued advisory fees                      35,062         100,702         119,127          42,940         208,503
Accrued expenses                           43,667          69,859          98,740          49,807         176,631
                                     ------------    ------------    ------------    ------------    ------------
Total Liabilities                       2,695,374       9,033,411       6,186,019       2,217,062       2,632,672
                                     ------------    ------------    ------------    ------------    ------------
Net Assets                            $62,383,993    $178,204,011    $211,103,281     $73,267,150    $271,370,068
                                     ============    ============    ============    ============    ============
Net Assets Consist of:
Capital paid in                       $71,254,114    $174,637,705    $240,821,929     $91,176,171    $275,910,283
Undistributed net investment
income (loss)                            (319,523)       (651,569)     (1,257,386)       (407,592)       (808,776)
Accumulated net realized loss
on investments and foreign
currency transactions                 (11,233,417)    (18,419,302)    (55,353,692)    (16,760,536)    (36,063,103)
Net unrealized appreciation
(depreciation) in value of
investments and foreign
currency transactions                   2,682,819      22,637,177      26,892,430        (740,893)     32,331,664
                                     ------------    ------------    ------------    ------------    ------------
Total                                 $62,383,993    $178,204,011    $211,103,281     $73,267,150    $271,370,068
                                     ============    ============    ============    ============    ============
Net Assets:
Class A                               $51,755,712    $148,824,332    $186,802,521     $58,719,009    $251,135,222
Class B                               $10,628,281    $ 29,379,679    $ 24,300,760     $14,548,141    $ 20,234,846
Shares outstanding (Note 5):
Class A                                 6,986,883       7,093,991      11,003,318       6,827,467      43,414,427
Class B                                 1,448,749       1,480,744       1,524,939       1,727,877       3,693,088

Net asset value and redemption
price per share - Class A                   $7.41          $20.98          $16.98           $8.60           $5.78
                                           ======          ======          ======          ======          ======

Maximum offering price per
share - Class A (Net asset
value/.9375)*                               $7.90          $22.38          $18.11           $9.17           $6.17
                                           ======          ======          ======          ======          ======
Net asset value and offering
price per share - Class B
(Note 5)                                    $7.34          $19.84          $15.94           $8.42           $5.48
                                           ======          ======          ======          ======          ======

* On purchases of $25,000 or more, the sales charge is reduced.

See notes to financial statements




Statement of Operations
FIRST INVESTORS
Six Months Ended March 31, 2002
-----------------------------------------------------------------------------------------------
                                          TOTAL        GROWTH &                       UTILITIES
                                         RETURN          INCOME       BLUE CHIP          INCOME
-----------------------------------------------------------------------------------------------
Investment Income
Dividends                            $  612,655     $ 3,596,416     $ 2,828,507     $ 2,350,018
Interest                              1,896,106         698,158         517,753         271,307
                                   ------------    ------------    ------------    ------------
Total Income                          2,508,761       4,294,574       3,346,260       2,621,325
                                   ------------    ------------    ------------    ------------
Expenses (Notes 1 and 3):
Advisory fees                           765,778       1,827,093       2,314,841         646,876
Distribution plan expenses -
Class A                                 197,525         611,789         706,179         220,157
Distribution plan expenses -
Class B                                 107,364         437,462         413,449         128,644
Shareholder servicing costs             235,765         810,713         937,535         288,413
Professional fees                        28,486          53,037          54,643          22,405
Custodian fees and expenses              14,556          21,643          22,084          14,297
Reports and notices to
shareholders                             12,806          38,788          45,514          13,236
Other expenses                              175          43,796          59,269          12,535
                                   ------------    ------------    ------------    ------------
Total expenses                        1,362,455       3,844,321       4,553,514       1,346,563
Less: Expenses waived or
assumed                                (191,445)             --        (247,945)             --
Custodian fees paid
indirectly                               (4,048)         (5,605)         (5,400)         (3,379)
                                   ------------    ------------    ------------    ------------
Net expenses                          1,166,962       3,838,716       4,300,169       1,343,184
                                   ------------    ------------    ------------    ------------
Net investment income (loss)          1,341,799         455,858        (953,909)      1,278,141
                                   ------------    ------------    ------------    ------------
Realized and Unrealized Gain
(Loss) on  Investments and
Foreign Currency Transactions
(Note 2):

Net realized loss on investments
and foreign currency
transactions                         (7,097,557)    (13,689,750)    (23,236,887)    (11,649,317)

Net unrealized appreciation
of investments and foreign
currency transactions                12,308,897      49,626,292      50,849,998      10,038,337
                                   ------------    ------------    ------------    ------------
Net gain (loss) on investments
and foreign currency
transactions                          5,211,340      35,936,542      27,613,111      (1,610,980)
                                   ------------    ------------    ------------    ------------
Net Increase (Decrease) in
Net Assets Resulting from
Operations                          $ 6,553,139    $ 36,392,400    $ 26,659,202      $ (332,839)
                                   ============    ============    ============    ============




Statement of Operations
FIRST INVESTORS
Six Months Ended March 31, 2002

--------------------------------------------------------------------------------------------------------------
                                       ALL-CAP         MID-CAP         SPECIAL         FOCUSED
                                        GROWTH     OPPORTUNITY      SITUATIONS          EQUITY          GLOBAL
--------------------------------------------------------------------------------------------------------------
Investment Income
Dividends                           $  144,766     $   560,967     $   326,735      $  246,040     $ 1,568,553+
Interest                                32,150         139,719         137,509          22,227         123,502
                                  ------------    ------------    ------------    ------------    ------------
Total Income                           176,916         700,686         464,244         268,267       1,692,055
                                  ------------    ------------    ------------    ------------    ------------
Expenses (Notes 1 and 3):
Advisory fees                          199,135         774,812       1,002,523         269,710       1,332,593
Distribution plan expenses -
Class A                                 65,877         193,535         268,168          86,267         371,235
Distribution plan expenses -
Class B                                 45,924         129,696         115,245          72,055          98,017
Shareholder servicing costs            211,493         402,581         516,185         218,034         492,195
Professional fees                        4,597          15,215          28,581           8,590          36,536
Custodian fees and expenses              3,490          14,889          12,058           5,421         119,396
Reports and notices to
shareholders                             7,396          19,183          20,731           8,455          21,370
Other expenses                           3,402             430          12,563           7,327          29,489
                                  ------------    ------------    ------------    ------------    ------------
Total expenses                         541,314       1,550,341       1,976,054         675,859       2,500,831
Less: Expenses waived or
assumed                                (44,172)       (193,703)       (245,669)             --              --
Custodian fees paid
indirectly                                (703)         (4,383)         (8,755)             --              --
                                  ------------    ------------    ------------    ------------    ------------
Net expenses                           496,439       1,352,255       1,721,630         675,859       2,500,831
                                  ------------    ------------    ------------    ------------    ------------
Net investment income (loss)          (319,523)       (651,569)     (1,257,386)       (407,592)       (808,776)
                                  ------------    ------------    ------------    ------------    ------------
Realized and Unrealized Gain
(Loss) on  Investments and
Foreign Currency Transactions
(Note 2):

Net realized loss on investment
and foreign currency
transactions                        (2,772,251)     (4,736,603)    (10,396,289)     (2,315,842)    (13,911,498)

Net unrealized appreciation
of investments and foreign
currency transactions                9,014,742      31,295,191      33,730,988       9,987,970      42,326,780
                                  ------------    ------------    ------------    ------------    ------------
Net gain (loss) on investments
and foreign currency
transactions                         6,242,491      26,558,588      23,334,699       7,672,128      28,415,282
                                  ------------    ------------    ------------    ------------    ------------
Net Increase (Decrease) in
Net Assets Resulting from
Operations                          $5,922,968     $25,907,019     $22,077,313      $7,264,536     $27,606,506
                                  ============    ============    ============    ============    ============

+ Net of $114,166 foreign taxes withheld.

See notes to financial statements




Statement of Changes in Net Assets
FIRST INVESTORS

-----------------------------------------------------------------------------------------------
                                                   TOTAL RETURN                 GROWTH & INCOME
                                   ----------------------------    ----------------------------
                                     10/1/01 to      10/1/00 to      10/1/01 to      10/1/00 to
                                        3/31/02         9/30/01         3/31/02         9/30/01
-----------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations
Net investment income (loss)        $ 1,341,799     $ 2,708,387    $    455,858    $  1,894,459
Net realized loss on
investments                          (7,097,557)     (7,006,564)    (13,689,750)    (45,031,786)
Net unrealized appreciation
(depreciation)
of investments                       12,308,897     (22,602,832)     49,626,292    (117,737,632)
                                   ------------    ------------    ------------    ------------
Net increase (decrease) in net
assets resulting from operations      6,553,139     (26,901,009)     36,392,400    (160,874,959)
                                   ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income - Class A      (2,104,278)     (2,649,650)     (1,327,721)     (1,007,426)
Net investment income - Class B        (229,080)       (258,487)             --              --
Net realized gains - Class A                 --      (8,018,286)             --     (44,372,236)
Net realized gains - Class B                 --      (1,103,019)             --      (9,942,574)
                                   ------------    ------------    ------------    ------------
Total distributions                  (2,333,358)    (12,029,442)     (1,327,721)    (55,322,236)
                                   ------------    ------------    ------------    ------------
Share Transactions*
Class A:
Proceeds from shares sold            24,243,160      38,301,209      41,059,571      78,550,307
Reinvestment of distributions         2,076,655      10,564,693       1,308,348      44,801,796
Cost of shares redeemed              (8,919,318)    (13,932,119)    (25,898,502)    (57,058,644)
                                   ------------    ------------    ------------    ------------
                                     17,400,497      34,933,783      16,469,417      66,293,459
                                   ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold             4,755,051       8,613,210       7,489,353      16,221,232
Reinvestment of distributions           227,299       1,355,100              --       9,903,428
Cost of shares redeemed              (1,283,289)     (1,946,637)     (4,258,717)    (12,017,883)
                                   ------------    ------------    ------------    ------------
                                      3,699,061       8,021,673       3,230,636      14,106,777
                                   ------------    ------------    ------------    ------------
Net increase from share
transactions                         21,099,558      42,955,456      19,700,053      80,400,236
                                   ------------    ------------    ------------    ------------
Net increase (decrease) in
net assets                           25,319,339       4,025,005      54,764,732    (135,796,959)

Net Assets
Beginning of period                 140,338,546     136,313,541     465,725,248     601,522,207
                                   ------------    ------------    ------------    ------------
End of period+                     $165,657,885    $140,338,546    $520,489,980    $465,725,248
                                   ============    ============    ============    ============
+Includes undistributed net
investment income (loss) of        $   (176,734)   $    902,214    $     12,409    $    887,033
                                   ============    ============    ============    ============
*Shares Issued and Redeemed
Class A:
Sold                                  1,923,961       2,759,417       3,484,139       5,844,825
Issued for distributions
reinvested                              166,024         716,855         111,034       3,033,453
Redeemed                               (708,363)     (1,003,207)     (2,200,959)     (4,279,200)
                                   ------------    ------------    ------------    ------------
Net increase in Class A
shares outstanding                    1,381,622       2,473,065       1,394,214       4,599,078
                                   ============    ============    ============    ============
Class B:
Sold                                    383,113         633,336         659,399       1,250,078
Issued for distributions
reinvested                               18,402          93,023              --         688,695
Redeemed                               (103,212)       (142,480)       (374,876)       (946,169)
                                   ------------    ------------    ------------    ------------
Net increase in Class B
shares outstanding                      298,303         583,879         284,523         992,604
                                   ============    ============    ============    ============

See notes to financial statements




Statement of Changes in Net Assets
FIRST INVESTORS
--------------------------------------------------------------------------------------------------
                                                         BLUE CHIP                UTILITIES INCOME
                                      ----------------------------    ----------------------------
                                        10/1/01 to      10/1/00 to      10/1/01 to      10/1/00 to
                                           3/31/02         9/30/01         3/31/02         9/30/01
--------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations
Net investment income (loss)            $ (953,909)     $ (746,509)    $ 1,278,141     $ 2,770,421
Net realized loss on
investments                            (23,236,887)    (57,142,029)    (11,649,317)    (24,015,181)
Net unrealized appreciation
(depreciation)
of investments                          50,849,998    (171,545,610)     10,038,337     (35,843,687)
                                     -------------    ------------    ------------    ------------
Net increase (decrease) in net
assets resulting from operations        26,659,202    (229,434,148)       (332,839)    (57,088,447)
                                     -------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income - Class A                 --        (226,424)     (1,953,923)     (2,639,308)
Net investment income - Class B                 --              --        (203,393)       (237,020)
Net realized gains - Class A                    --     (65,648,849)             --     (12,420,828)
Net realized gains - Class B                    --     (11,580,088)             --      (2,171,171)
                                     -------------    ------------    ------------    ------------
Total distributions                             --     (77,455,361)     (2,157,316)    (17,468,327)
                                     -------------    ------------    ------------    ------------
Share Transactions*
Class A:
Proceeds from shares sold               42,730,144      92,653,286      12,101,098      30,425,600
Reinvestment of distributions                   --      64,856,558       1,889,102      14,698,897
Cost of shares redeemed                (31,753,174)    (67,531,312)     (9,843,574)    (20,530,690)
                                     -------------    ------------    ------------    ------------
                                        10,976,970      89,978,532       4,146,626      24,593,807
                                     -------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold                8,202,004      19,461,385       1,945,774       6,356,698
Reinvestment of distributions                   --      11,502,430         201,588       2,396,156
Cost of shares redeemed                 (4,631,528)    (11,877,193)     (1,499,701)     (3,724,368)
                                     -------------    ------------    ------------    ------------
                                         3,570,476      19,086,622         647,661       5,028,486
                                     -------------    ------------    ------------    ------------
Net increase from share
transactions                            14,547,446     109,065,154       4,794,287      29,622,293
                                     -------------    ------------    ------------    ------------
Net increase (decrease) in
net assets                              41,206,648    (197,824,355)      2,304,132     (44,934,481)

Net Assets
Beginning of period                    522,122,941     719,947,296     174,664,048     219,598,529
                                     -------------    ------------    ------------    ------------
End of period+                        $563,329,589    $522,122,941    $176,968,180    $174,664,048
                                     =============    ============    ============    ============
+Includes undistributed net
investment income (loss) of           $   (953,909)   $         --    $     27,613    $    915,299
                                     =============    ============    ============    ============
*Shares Issued and Redeemed
Class A:
Sold                                     2,115,508       3,850,901       2,084,080       4,270,134
Issued for distributions
reinvested                                      --       2,402,206         320,942       1,888,524
Redeemed                                (1,576,471)     (2,825,609)     (1,702,798)     (2,905,871)
                                     -------------    ------------    ------------    ------------
Net increase in Class A
shares outstanding                         539,037       3,427,498         702,224       3,252,787
                                     =============    ============    ============    ============
Class B:
Sold                                       424,572         837,080         341,620         896,035
Issued for distributions
reinvested                                      --         439,864          34,736         311,015
Redeemed                                  (240,014)       (525,809)       (262,060)       (536,114)
                                     -------------    ------------    ------------    ------------
Net increase in Class B
shares outstanding                         184,558         751,135         114,296         670,936
                                     =============    ============    ============    ============

See notes to financial statements




Statement of Changes in Net Assets
FIRST INVESTORS

-----------------------------------------------------------------------------------------------
                                                 ALL-CAP GROWTH             MID-CAP OPPORTUNITY
                                   ----------------------------    ----------------------------
                                     10/1/01 to   10/25/00** to      10/1/01 to      10/1/00 to
                                        3/31/02         9/30/01         3/31/02         9/30/01
-----------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations
Net investment loss                 $  (319,523)    $  (344,389)    $  (651,569)   $   (541,905)
Net realized loss on
investments                          (2,772,251)     (8,461,166)     (4,736,603)    (13,682,699)
Net unrealized appreciation
(depreciation) of investments         9,014,742      (6,331,923)     31,295,191     (37,704,925)
                                   ------------    ------------    ------------    ------------
Net increase (decrease) in net
assets resulting from operations      5,922,968     (15,137,478)     25,907,019     (51,929,529)
                                   ------------    ------------    ------------    ------------
Distributions to Shareholders
Net realized gains - Class A                 --              --              --      (6,034,580)
Net realized gains - Class B                 --              --              --      (1,260,127)
                                   ------------    ------------    ------------    ------------
Total distributions                          --              --              --      (7,294,707)
                                   ------------    ------------    ------------    ------------
Share Transactions*
Class A:
Proceeds from shares sold            13,696,601      49,530,279      25,182,974      44,149,657
Reinvestment of distributions                --              --              --       5,941,571
Cost of shares redeemed              (2,070,736)     (1,915,921)     (6,645,040)    (12,787,025)
                                   ------------    ------------    ------------    ------------
                                     11,625,865      47,614,358      18,537,934      37,304,203
                                   ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold             2,454,599      10,840,138       4,179,869       9,633,090
Reinvestment of distributions                --              --              --       1,259,297
Cost of shares redeemed                (387,392)       (549,065)     (1,310,146)     (2,269,576)
                                   ------------    ------------    ------------    ------------
                                      2,067,207      10,291,073       2,869,723       8,622,811
                                   ------------    ------------    ------------    ------------
Net increase (decrease) from
share transactions                   13,693,072      57,905,431      21,407,657      45,927,014
                                   ------------    ------------    ------------    ------------
Net increase (decrease) in
net assets                           19,616,040      42,767,953      47,314,676     (13,297,222)

Net Assets
Beginning of period                  42,767,953              --     130,889,335     144,186,557
                                   ------------    ------------    ------------    ------------
End of period+                     $ 62,383,993    $ 42,767,953    $178,204,011    $130,889,335
                                   ============    ============    ============    ============
+Includes undistributed net
investment loss of                 $   (319,523)   $         --    $   (651,569)   $         --
                                   ============    ============    ============    ============
*Shares Issued and Redeemed
Class A:
Sold                                  1,875,487       5,644,344       1,266,910       1,987,638
Issued for distributions
reinvested                                   --              --              --         241,724
Redeemed                               (283,730)       (249,218)       (334,279)       (584,776)
                                   ------------    ------------    ------------    ------------
Net increase (decrease) in
Class A shares outstanding            1,591,757       5,395,126         932,631       1,644,586
                                   ============    ============    ============    ============
Class B:
Sold                                    340,481       1,232,601         223,045         453,103
Issued for distributions
reinvested                                   --              --              --          53,633
Redeemed                                (52,909)        (71,424)        (69,909)       (108,996)
                                   ------------    ------------    ------------    ------------
Net increase (decrease) in
Class B shares outstanding              287,572       1,161,177         153,136         397,740
                                   ============    ============    ============    ============

** Commencement of operations.

See notes to financial statements




Statement of Changes in Net Assets
FIRST INVESTORS

-----------------------------------------------------------------------------------------------
                                             SPECIAL SITUATIONS                  FOCUSED EQUITY
                                   ----------------------------    ----------------------------
                                     10/1/01 to      10/1/00 to      10/1/01 to      10/1/00 to
                                        3/31/02         9/30/01         3/31/02         9/30/01
-----------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations
Net investment loss                $ (1,257,386)   $ (2,376,815)    $  (407,592)    $  (366,212)
Net realized loss on
investments                         (10,396,289)    (43,819,745)     (2,315,842)     (4,321,311)
Net unrealized appreciation
(depreciation) of investments        33,730,988     (88,922,109)      9,987,970     (18,271,941)
                                   ------------    ------------    ------------    ------------
Net increase (decrease) in net
assets resulting from operations     22,077,313    (135,118,669)      7,264,536     (22,959,464)
                                   ------------    ------------    ------------    ------------
Distributions to Shareholders
Net realized gains - Class A                 --     (42,497,409)             --              --
Net realized gains - Class B                 --      (5,506,752)             --              --
                                   ------------    ------------    ------------    ------------
Total distributions                          --     (48,004,161)             --              --
                                   ------------    ------------    ------------    ------------
Share Transactions*
Class A:
Proceeds from shares sold            14,370,821      31,143,627       5,503,469       9,623,946
Reinvestment of distributions                --      41,156,220              --              --
Cost of shares redeemed             (10,909,811)    (22,029,117)     (3,783,231)    (15,182,998)
                                   ------------    ------------    ------------    ------------
                                      3,461,010      50,270,730       1,720,238      (5,559,052)
                                   ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold             1,869,978       5,189,618         935,801       1,940,963
Reinvestment of distributions                --       5,482,439              --              --
Cost of shares redeemed              (1,070,319)     (2,676,103)       (697,927)     (2,143,577)
                                   ------------    ------------    ------------    ------------
                                        799,659       7,995,954         237,874        (202,614)
                                   ------------    ------------    ------------    ------------
Net increase (decrease) from
share transactions                    4,260,669      58,266,684       1,958,112      (5,761,666)
                                   ------------    ------------    ------------    ------------
Net increase (decrease) in
net assets                           26,337,982    (124,856,146)      9,222,648     (28,721,130)

Net Assets
Beginning of period                 184,765,299     309,621,445      64,044,502      92,765,632
                                   ------------    ------------    ------------    ------------
End of period+                     $211,103,281    $184,765,299    $ 73,267,150    $ 64,044,502
                                   ============    ============    ============    ============
+Includes undistributed net
investment loss of                 $ (1,257,386)   $         --    $   (407,592)   $         --
                                   ============    ============    ============    ============
*Shares Issued and Redeemed
Class A:
Sold                                    866,499       1,563,003         634,366       1,034,844
Issued for distributions
reinvested                                   --       1,677,791              --              --
Redeemed                               (659,450)     (1,111,883)       (437,481)     (1,642,732)
                                   ------------    ------------    ------------    ------------
Net increase (decrease) in
Class A shares outstanding              207,049       2,128,911         196,885        (607,888)
                                   ============    ============    ============    ============
Class B:
Sold                                    120,215         270,707         110,879         210,925
Issued for distributions
reinvested                                   --         235,804              --              --
Redeemed                                (68,656)       (144,015)        (82,720)       (232,106)
                                   ------------    ------------    ------------    ------------
Net increase (decrease) in
Class B shares outstanding               51,559         362,496          28,159         (21,181)
                                   ============    ============    ============    ============

See notes to financial statements




Statement of Changes in Net Assets
FIRST INVESTORS

--------------------------------------------------------------
                                                        GLOBAL
                                   ---------------------------
                                     10/1/01 to     10/1/00 to
                                        3/31/02        9/30/01
--------------------------------------------------------------
Increase (Decrease) in Net
Assets From Operations
Net investment loss                 $  (808,776)  $  (828,734)

Net realized loss on
investments and foreign
currency transactions               (13,911,498)  (20,922,844)

Net unrealized appreciation
(depreciation) of
investments and foreign currency
transactions                         42,326,780   (84,318,106)
                                   ------------  ------------
Net increase (decrease) in net
assets resulting from operations     27,606,506  (106,069,684)
                                   ------------  ------------
Distributions to Shareholders
Net realized gains - Class A                 --   (32,777,754)
Net realized gains - Class B                 --    (2,536,275)
                                   ------------  ------------
Total distributions                          --   (35,314,029)
                                   ------------  ------------
Share Transactions*
Class A:
Proceeds from shares sold             9,443,098    20,205,750
Reinvestment of distributions                --    32,203,338
Cost of shares redeemed             (18,057,334)  (37,642,289)
                                   ------------  ------------
                                     (8,614,236)   14,766,799
                                   ------------  ------------
Class B:
Proceeds from shares sold             1,123,895     3,565,803
Reinvestment of distributions                --     2,528,117
Cost of shares redeemed              (1,231,125)   (3,163,089)
                                   ------------  ------------
                                       (107,230)    2,930,831
                                   ------------  ------------
Net increase (decrease) from
share transactions                   (8,721,466)   17,697,630
                                   ------------  ------------
Net increase (decrease) in
net assets                           18,885,040  (123,686,083)

Net Assets
Beginning of period                 252,485,028   376,171,111
                                   ------------  ------------
End of period+                     $271,370,068  $252,485,028
                                   ============  ============
+Includes undistributed net
investment loss of                 $   (808,776) $         --
                                   ============  ============
*Shares Issued and Redeemed
Class A:
Sold                                  1,672,033     3,122,183
Issued for distributions reinvested          --     4,534,307
Redeemed                             (3,202,467)   (5,909,283)
                                   ------------  ------------
Net increase (decrease) in
Class A shares outstanding           (1,530,434)    1,747,207
                                   ============  ============
Class B:
Sold                                    210,592       578,683
Issued for distributions reinvested          --       372,227
Redeemed                               (231,770)     (531,900)
                                   ------------  ------------
Net increase (decrease) in Class
B shares outstanding                    (21,178)      419,010
                                   ============  ============

See notes to financial statements




This page intentionally left blank.



Notes to Financial Statements

1. Significant Accounting Policies--First Investors Total Return Fund, First Investors Blue Chip Fund and First Investors Special Situations Fund, each a series of First Investors Series Fund ("Series Fund"), a Massachusetts business trust; First Investors Growth & Income Fund, First Investors Utilities Income Fund, First Investors All-Cap Growth Fund, First Investors Mid-Cap Opportunity Fund and First Investors Focused Equity Fund, each a series of First Investors Series Fund II, Inc. ("Series Fund II"), a Maryland corporation; and First Investors Global Fund, Inc. ("Global Fund"), a Maryland corporation, are registered under the Investment Company Act of 1940 (the "1940 Act") as diversified, open-end management investment companies, with the exception of First Investors Focused Equity Fund, which is registered as a non-diversified series of an investment company. Each Fund accounts separately for the assets, liabilities, and operations of the Fund. Series Fund offers two additional series which are not included in this report. The objective of each Fund is as follows:

Total Return Fund seeks high, long-term total investment return consistent with moderate investment risk.

Growth & Income Fund seeks long-term growth of capital and current income.

Blue Chip Fund seeks high total investment return consistent with the preservation of capital.

Utilities Income Fund primarily seeks high current income and secondarily long-term capital appreciation.

All-Cap Growth Fund seeks long-term growth of capital.

Mid-Cap Opportunity Fund seeks long-term capital growth.

Special Situations Fund seeks long-term growth of capital.

Focused Equity Fund seeks capital appreciation.

Global Fund primarily seeks long-term capital growth and secondarily a reasonable level of current income.

A. Security Valuation--Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service. The pricing service uses quotations obtained from investment dealers or brokers, information with respect to market transactions in comparable securities and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost. Securities for which market quotations are not readily available and other assets are valued on a consistent basis at fair value as determined in good faith by or under the supervision of the particular Fund's officers in a manner specifically authorized by the Boards of Directors/Trustees. For valuation purposes, where applicable, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

B. Federal Income Taxes--No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve it from all, or substantially all, such taxes.

At September 30, 2001, capital loss carryovers were as follows:

                             Year Capital Loss Carryovers Expire
                           ----------------------------------------
Fund                             Total         2008            2009
------                     -----------   ----------   -------------
Total Return               $ 1,458,508           --     $ 1,458,508
Growth & Income              5,645,569           --       5,645,569
Blue Chip                    9,527,196           --       9,527,196
Utilities Income             5,196,775           --       5,196,775
Mid-Cap Opportunity          1,528,251           --       1,528,251
Special Situations           1,713,617           --       1,713,617
Focused Equity              13,505,688     $553,800      12,951,888
Global                       2,315,761           --       2,315,761

C. Distributions to Shareholders--Dividends from net investment income, if any, of Total Return Fund, Growth & Income Fund, Blue Chip Fund and Utilities Income Fund are declared and paid quarterly. Dividends from net investment income, if any, of All-Cap Growth Fund, Mid-Cap Opportunity Fund, Special Situations Fund, Focused Equity Fund and Global Fund are declared and paid annually. Distributions from net realized capital gains, if any, are normally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These



Notes to Financial Statements (continued)

differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sales losses, post-October capital losses, net operating losses and foreign currency transactions.

D. Expense Allocation--Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of Series Fund and Series Fund II are allocated among and charged to the assets of each Fund in the Series on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Repurchase Agreements--Securities pledged as collateral for repurchase agreements entered into by the All-Cap Growth Fund, Focused Equity Fund and Global Fund are held by each Fund's custodian until maturity of the repurchase agreement. The agreements provide that the Funds will receive, as collateral, securities with a market value which will at all times be at least equal to 100% of the amount invested by the Funds.

F. Use of Estimates--The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

G. Foreign Currency Translations--The accounting records of Global Fund are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated to U.S. dollars at the date of valuation. Purchases and sales of investment securities, dividend income and certain expenses are translated to U.S. dollars at the rates of exchange prevailing on the respective dates of such transactions.

Global Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gains and losses on foreign currency transactions include gains and losses from the sales of foreign currency and gains and losses on accrued foreign dividends and related withholding taxes.

H. Other--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income and estimated expenses are accrued daily. Bond discounts and premiums are accreted using the interest method. For the six months ended March 31, 2002, the Bank of New York, custodian for the Series Fund and Series Fund II, has provided total credits in the amount of $32,273 against custodian charges based on the uninvested cash balances of these Funds.

2. Security Transactions--For the six months ended March 31, 2002, purchases and sales of securities and long-term U.S. Government obligations (excluding U.S. Treasury bills, repurchase agreements, short-term securities and foreign currencies) were as follows:


                                                                  Long-Term U.S.
                                   Securities                 Government Obligations
                         ----------------------------     -----------------------------
                             Cost of         Proceeds         Cost of          Proceeds
Fund                       Purchases       from Sales       Purchases        from Sales
------                   ------------    ------------     -----------       -----------
Total Return             $145,637,201    $117,149,025     $21,413,947       $23,769,484
Growth & Income           412,010,249     368,268,186              --                --
Blue Chip                 371,293,365     303,512,250              --                --
Utilities Income           36,525,292      39,553,225              --                --
All-Cap Growth             49,153,098      34,448,182              --                --
Mid-Cap Opportunity       142,125,023     118,090,583              --                --
Special Situations        193,202,314     177,244,449              --                --
Focused Equity             49,506,161      50,507,836              --                --
Global                    144,770,393     157,589,414              --                --

At March 31, 2002 aggregate cost and net unrealized appreciation
(depreciation) of securities for federal income tax purposes were as follows:
                                                                                    Net
                                                Gross            Gross       Unrealized
                            Aggregate      Unrealized       Unrealized     Appreciation
Fund                             Cost    Appreciation     Depreciation    (Depreciation)
------                   ------------    ------------     ------------     ------------
Total Return             $157,311,833     $12,305,554       $5,409,120       $6,896,434
Growth & Income           454,138,615      77,312,029       13,487,401       63,824,628
Blue Chip                 503,311,748      88,458,817       21,387,402       67,071,415
Utilities Income          164,918,810      25,157,353       13,790,159       11,367,194
All-Cap Growth             61,402,616       4,719,342        3,364,590        1,354,752
Mid-Cap Opportunity.      159,124,049      26,293,791        5,254,727       21,039,064
Special Situations        184,787,161      32,355,145        7,093,906       25,261,239
Focused Equity             73,974,029       4,293,341        5,179,574         (886,233)
Global                    240,298,907      50,078,787       19,402,678       30,676,109




Notes to Financial Statements (continued)

3. Advisory Fee and Other Transactions With Affiliates--Certain officers and directors/trustees of the Funds are officers and directors of its investment adviser, First Investors Management Company, Inc. ("FIMCO"), its underwriter, First Investors Corporation ("FIC"), its transfer agent, Administrative Data Management Corp. ("ADM") and/or First Investors Federal Savings Bank ("FIFSB"), custodian of the Funds' Individual Retirement Accounts. Directors/trustees of the Funds who are not "interested persons" of the Funds as defined in the 1940 Act are remunerated by the Funds. For the six months ended March 31, 2002, total directors/trustees fees accrued by the Funds amounted to $43,500.

The Investment Advisory Agreements provide as compensation to FIMCO, an annual fee, payable monthly, at the following rates:

Total Return, Blue Chip, Mid-Cap Opportunity and Special Situations Funds-- 1% on the first $200 million of each Fund's average daily net assets, .75% on the next $300 million, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $1 billion. FIMCO has waived 25% of the 1% annual fee on the first $200 million of each Fund's average daily net assets for the six months ended March 31, 2002.

Growth & Income, Utilities Income, All-Cap Growth and Focused Equity Funds-- .75% on the first $300 million of each Fund's average daily net assets, .72% on the next $200 million, .69% on the next $250 million and ..66% on average daily net assets over $750 million.

Global Fund--1% on the first $250 million of the Fund's average daily net assets, declining by .03% on each $250 million thereafter, down to ..91% on average daily net assets over $750 million.

For the six months ended March 31, 2002, total advisory fees accrued to FIMCO by the Funds were $9,133,361 of which $878,762 was waived. In addition, FIMCO assumed $44,172 of the All-Cap Growth Fund's expenses.

FIMCO, pursuant to an expense limitation agreement, has agreed to reimburse the All-Cap Growth Fund for organizational expenses and other expenses incurred during the fiscal period ending September 30, 2001, to the extent necessary to limit the All-Cap Growth Fund's total expenses to 1.75% of the average daily net assets on the Class A shares and 2.45% of the average daily net assets on the Class B shares. FIMCO and the All-Cap Growth Fund have agreed that any expenses of the All-Cap Growth Fund reimbursed by FIMCO pursuant to this agreement shall be repaid to FIMCO by the All-Cap Growth Fund in the first, second, or third (or all) fiscal years following the period ended September 30, 2001, if the total expenses of the All-Cap Growth Fund for such year or years do not exceed 1.75% of the average daily net assets on Class A shares and 2.45% on the average daily net assets of Class B shares or any lower expense limitations to which FIMCO may otherwise agree. At September 30, 2001, the total organizational expenses and other expenses incurred in excess of the above stated limitations was $163,722. This amount is subject to recapture by FIMCO from the All-Cap Growth Fund based on the parameters discussed above.

For the six months ended March 31, 2002, FIC, as underwriter, received $7,609,025 in commissions from the sale of shares of the Funds, after allowing $49,490 to other dealers. Shareholder servicing costs included $2,897,530 in transfer agent fees accrued to ADM and $843,339 in IRA custodian fees accrued to FIFSB.

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund is authorized to pay FIC a fee up to .30% of the average daily net assets of the Class A shares and 1% of the average daily net assets of the Class B shares on an annualized basis each fiscal year, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. For the six months ended March 31, 2002, total distribution plan fees accrued to FIC by the funds amounted to $4,268,588.

Wellington Management Company, LLP ("Wellington") serves as investment subadviser to All-Cap Growth Fund, Focused Equity Fund and Global Fund. The subadviser is paid by FIMCO and not by the Funds.

4. Forward Currency Contracts--A forward currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. When a Fund purchases or sells foreign securities it customarily enters into a forward currency contract to minimize foreign exchange risk between the trade date and the settlement date of such transactions. The Fund could be exposed to risk if counter parties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

All-Cap Growth Fund had the following forward currency contract outstanding at March 31, 2002:


Contract to Buy                                             Unrealized
Foreign Currency          In Exchange for  Settlement Date        Loss
------------------------  ---------------  ---------------  ----------
  22,943  Swedish Krona   US$       2,227           4/2/02     US$ (12)
                          ===============                   ==========



Notes to Financial Statements (continued)

Global Fund had the following forward currency contracts outstanding at March 31, 2002:

Contracts to Buy                                             Unrealized
Foreign Currency           In Exchange for  Settlement Date  Gain (Loss)
-------------------------  ---------------  --------------- -----------
    143,936 Euro              US$  126,207      4/2/02        US$  (638)
    128,844 British Pound          183,564      4/3/02              (90)
  9,837,613 Swedish Krona          951,367      4/3/02           (1,626)
                           ---------------                  -----------
                                $1,261,138                      $(2,354)
                           ===============                  ===========

Contracts to Sell
Foreign Currency           In Exchange for  Settlement Date
-------------------------  ---------------  ---------------
 15,250,706 Japanese Yen      US$  114,691      4/1/02             (378)
    908,423 Euro                   793,871      4/3/02            1,363
    915,180 Euro                   796,206      4/4/02           (2,197)
                           ---------------                  -----------
                                $1,704,768                      $(1,212)
                           ===============                  -----------

Net Unrealized Loss on Forward Currency Contracts               $(3,566)
                                                            ===========

5. Capital--Each Fund sells two classes of shares, Class A and B, each with a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 6.25% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in Note 3. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees and certain other class expenses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class. The Series Fund has established an unlimited number of shares of beneficial interest for both Class A and Class B shares. Of the 100,000,000 shares originally designated to each Fund, Series Fund II has classified 50,000,000 shares as Class A and 50,000,000 shares as Class B for each Fund. Of the 100,000,000 Global Fund shares originally authorized, the Fund has designated 65,000,000 shares as Class A and 35,000,000 shares as Class B.



6. Rule 144A Securities--Under Rule 144A, certain restricted securities are exempt from the registration requirements of the Securities Act of 1933 and may only be sold to qualified institutional investors. At March 31, 2002, Total Return held two 144A securities with a value of $1,319,604 representing .8% of the Fund's net assets. These securities are valued as set forth in Note 1A.

7. Change in Accounting Principle--As required, effective October 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Prior to October 1, 2001, the Funds did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Funds, but resulted in the restatement of beginning balances as of October 1, 2001 on the Total Return, Growth & Income and Utilities Income Funds. Based on securities held on October 1, 2001, the Total Return Fund reduced the cost of securities by $87,389 and increased net unrealized gains and losses by a corresponding $87,389, the Growth & Income Fund reduced the cost of securities by $2,761 and increased net unrealized gains and losses by a corresponding $2,761, and the Utilities Income Fund reduced the cost of securities by $8,511 and increased net unrealized gains and losses by a corresponding $8,511. Prior years have not been restated for this change in accounting principle. The effect of this change for the six months ended March 31, 2002 was as follows:

                                                                                           Decrease
                                                                            Increase         in the
                               Increase                     Decrease          in Net   Ratio of Net
               Decrease       (Decrease)       Increase       in Net    Realized and     Investment
                 in Net          In Net          In Net   Investment      Unrealized      Income to
             Investment      Unrealized        Realized       Income           Gains        Average
Fund             Income   Gains (Losses)  Gains (Losses)   Per Share*      Per Share*    Net Assets*
------------   --------   -------------   --------------  ----------    ------------     ----------
Total Return   $84,719          $22,404          $62,315       $0.01           $0.01          0.12%**
Growth &
 Income          1,956            1,956               --        0.00            0.00          0.00%**
Utilities
 Income            830           (8,124)           8,954        0.00            0.00          0.00%**

 * Both Class A and Class B
** Annualized




Financial Highlights
FIRST INVESTORS

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                 Less Distributions
                             Income from Investment Operations            from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      Income    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
TOTAL RETURN FUND
-----------------
Class A
-------
1997(f)          $12.80       $ .26         $ 2.04      $ 2.30       $ .28       $1.08          $1.36
1998(a)           13.74         .23            .43         .66         .13          --            .13
1999(d)           14.27         .29           1.26        1.55         .30        1.18           1.48
2000(d)           14.34         .31           2.29        2.60         .27         .40            .67
2001(d)           16.27         .26          (2.86)      (2.60)        .32        1.07           1.39
2002(h)**         12.28         .11            .45         .56         .20          --            .20

Class B
-------
1997(f)           12.72         .21           1.97        2.18         .19        1.08           1.27
1998(a)           13.63         .17            .41         .58         .08          --            .08
1999(d)           14.13         .21           1.22        1.43         .21        1.18           1.39
2000(d)           14.17         .21           2.24        2.45         .17         .40            .57
2001(d)           16.05         .18          (2.84)      (2.66)        .21        1.07           1.28
2002(h)**         12.11         .08            .42         .50         .13          --            .13
-----------------------------------------------------------------------------------------------------
GROWTH & INCOME FUND
--------------------
Class A
-------
1997(c)          $ 9.39       $ .06         $ 2.36      $ 2.42       $ .06       $ .16          $ .22
1998(b)           11.59         .05            .97        1.02         .03         .27            .30
1999(d)           12.31         .04           2.88        2.92         .05          --            .05
2000(d)           15.18         .01           2.98        2.99         .01        1.55           1.56
2001(d)           16.61         .06          (3.99)      (3.93)        .03        1.49           1.52
2002(h)**         11.16         .02            .85         .87         .04          --            .04
Class B
-------
1997(c)            9.33          --           2.32        2.32         .01         .16            .17
1998(b)           11.48        (.01)           .94         .93          --         .27            .27
1999(d)           12.14        (.04)          2.80        2.76          --          --             --
2000(d)           14.90        (.08)          2.90        2.82          --        1.55           1.55
2001(d)           16.17        (.01)         (3.88)      (3.89)         --        1.49           1.49
2002(h)**         10.79        (.02)           .82         .80          --          --             --
-----------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------
                                            R A T I O S / S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets++       Waived or Assumed
                                                   --------------------  ----------------------
               Net Asset                                            Net                     Net   Portfolio
                  Value,     Total   Net Assets              Investment              Investment    Turnover
                  End of   Return* End of Period   Expenses      Income    Expenses      Income        Rate
                  Period       (%) (in millions)        (%)         (%)         (%)         (%)         (%)
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN FUND
-----------------
Class A
-------
1997(f)           $13.74     18.08         $ 67        1.49        1.94        1.74        1.69         149
1998(a)            14.27      4.76           73        1.42+       2.15+       1.65+       1.92+        111
1999(d)            14.34     11.50           92        1.40        2.08        1.63        1.85         127
2000(d)            16.27     18.67          120        1.33        2.00        1.58        1.75         118
2001(d)            12.28    (17.31)         121        1.37        2.02        1.62        1.77         130
2002(h)**          12.64      4.59          142        1.42+       1.82+       1.66+       1.58+         95

Class B
-------
1997(f)            13.63     17.24            3        2.19        1.24        2.44         .99         149
1998(a)            14.13      4.25            4        2.12+       1.45+       2.35+       1.22+        111
1999(d)            14.17     10.72            9        2.10        1.38        2.33        1.15         127
2000(d)            16.05     17.79           16        2.03        1.30        2.28        1.05         118
2001(d)            12.11    (17.82)          19        2.07        1.32        2.32        1.07         130
2002(h)**          12.48      4.16           24        2.12+       1.12+       2.36+        .88+         95
-----------------------------------------------------------------------------------------------------------
GROWTH & INCOME FUND
--------------------
Class A
-------
1997(c)           $11.59     26.20         $194        1.39         .55        1.43         .51          28
1998(b)            12.31      8.84          258        1.39+        .47+        N/A         N/A          36
1999(d)            15.18     23.75          378        1.36         .29         N/A         N/A         112
2000(d)            16.61     21.31          494        1.28         .05         N/A         N/A         142
2001(d)            11.16    (25.91)         383        1.34         .47         N/A         N/A         168
2002(h)**          11.99      7.79          429        1.42+        .30+        N/A         N/A          81

Class B
-------
1997(c)            11.48     25.23           27        2.09        (.15)       2.13        (.19)         28
1998(b)            12.14      8.19           43        2.09+       (.23)+       N/A         N/A          36
1999(d)            14.90     22.77           77        2.06        (.41)        N/A         N/A         112
2000(d)            16.17     20.49          107        1.98        (.65)        N/A         N/A         142
2001(d)            10.79    (26.38)          82        2.04        (.23)        N/A         N/A         168
2002(h)**          11.59      7.41           92        2.12+       (.40)+       N/A         N/A          81
-----------------------------------------------------------------------------------------------------------




Financial Highlights (continued)
FIRST INVESTORS
-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                 Less Distributions
                             Income from Investment Operations            from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      Income    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
BLUE CHIP FUND
--------------
Class A
-------
1997(f)          $19.47       $ .09         $ 4.98      $ 5.07       $ .08       $1.62          $1.70
1998(a)           22.84         .04           (.39)       (.35)        .03          --            .03
1999(d)           22.46          --           5.46        5.46         .02         .75            .77
2000(d)           27.15        (.09)          5.68        5.59          --        1.65           1.65
2001(d)           31.09          --          (8.64)      (8.64)        .01        3.30           3.31
2002(h)           19.14        (.02)          1.01         .99          --          --             --

Class B
-------
1997(f)           19.37        (.03)          4.91        4.88          --        1.62           1.62
1998(a)           22.63        (.06)          (.42)       (.48)         --          --             --
1999(d)           22.15        (.14)          5.35        5.21          --         .75            .75
2000(d)           26.61        (.25)          5.50        5.25          --        1.65           1.65
2001(d)           30.21        (.16)         (8.33)      (8.49)         --        3.30           3.30
2002(h)           18.42        (.09)           .97         .88          --          --             --
-----------------------------------------------------------------------------------------------------
UTILITIES INCOME FUND
---------------------
Class A
-------
1997(c)          $ 6.41       $ .20          $ .61       $ .81       $ .19        $ --          $ .19
1998(b)            7.03         .14            .96        1.10         .14         .37            .51
1999(d)            7.62         .13            .74         .87         .13         .37            .50
2000(d)            7.99         .13           1.21        1.34         .13         .60            .73
2001(d)            8.60         .10          (2.10)      (2.00)        .11         .56            .67
2002(h)**          5.93         .05           (.05)         --         .08          --            .08

Class B
-------
1997(c)            6.35         .15            .61         .76         .15          --            .15
1998(b)            6.96         .10            .94        1.04         .10         .37            .47
1999(d)            7.53         .08            .72         .80         .08         .37            .45
2000(d)            7.88         .08           1.18        1.26         .07         .60            .67
2001(d)            8.47         .06          (2.07)      (2.01)        .06         .56            .62
2002(h)**          5.84         .03           (.05)       (.02)        .05          --            .05
-----------------------------------------------------------------------------------------------------
ALL-CAP GROWTH FUND
-------------------
Class A
-------
2001(g)          $10.00      $ (.05)        $(3.42)     $(3.47)       $ --        $ --           $ --
2002(h)            6.53        (.03)           .91         .88          --          --             --

Class B
-------
2001(g)           10.00        (.08)         (3.43)      (3.51)         --          --             --
2002(h)            6.49        (.06)           .91         .85          --          --             --
-----------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------
                                            R A T I O S / S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets++       Waived or Assumed
                                                   --------------------  ----------------------
               Net Asset                                            Net                     Net   Portfolio
                  Value,     Total   Net Assets              Investment              Investment    Turnover
                  End of   Return* End of Period   Expenses      Income    Expenses      Income        Rate
                  Period       (%) (in millions)        (%)         (%)         (%)         (%)         (%)
-----------------------------------------------------------------------------------------------------------
BLUE CHIP FUND
--------------
Class A
-------
1997(f)           $22.84     26.05         $351        1.39         .40        1.64         .15          63
1998(a)            22.46     (1.55)         368        1.37+        .23+       1.47+        .13+         71
1999(d)            27.15     24.88          471        1.32         .01        1.41        (.08)         97
2000(d)            31.09     21.49          615        1.27        (.31)       1.34        (.38)        125
2001(d)            19.14    (30.88)         445        1.35        (.02)       1.43        (.10)        117
2002(h)            20.13      5.17          478        1.44+       (.24)+      1.52+       (.32)+        60

Class B
-------
1997(f)            22.63     25.19           37        2.09        (.30)       2.34        (.55)         63
1998(a)            22.15     (2.12)          47        2.07+       (.47)+      2.17+       (.57)+        71
1999(d)            26.61     24.07           70        2.02        (.69)       2.11        (.78)         97
2000(d)            30.21     20.60          105        1.97       (1.01)       2.04       (1.08)        125
2001(d)            18.42    (31.33)          78        2.05        (.72)       2.13        (.80)        117
2002(h)            19.30      4.78           85        2.14+       (.94)+      2.22+      (1.02)+        60
-----------------------------------------------------------------------------------------------------------
UTILITIES INCOME FUND
---------------------
Class A
-------
1997(c)           $ 7.03     12.86         $102        1.40        2.98        1.48        2.90          60
1998(b)             7.62     16.05          123        1.43+       2.10+        N/A         N/A          83
1999(d)             7.99     11.99          145        1.37        1.69         N/A         N/A          65
2000(d)             8.60     17.58          187        1.31        1.57         N/A         N/A          46
2001(d)             5.93    (24.98)         149        1.37        1.47         N/A         N/A          51
2002(h)**           5.85     (0.05)         151        1.44+       1.58+        N/A         N/A          23

Class B
-------
1997(c)             6.96     12.08            9        2.10        2.28        2.18        2.20          60
1998(b)             7.53     15.38           14        2.13+       1.40+        N/A         N/A          83
1999(d)             7.88     11.13           21        2.07         .99         N/A         N/A          65
2000(d)             8.47     16.77           32        2.01         .87         N/A         N/A          46
2001(d)             5.84    (25.46)          26        2.07         .77         N/A         N/A          51
2002(h)**           5.77     (0.43)          26        2.14+        .88+        N/A         N/A          23
-----------------------------------------------------------------------------------------------------------
ALL-CAP GROWTH FUND
-------------------
Class A
-------
2001(g)           $ 6.53    (34.70)        $ 35        1.75+       (.90)+      2.10+      (1.25)+        84
2002(h)             7.41     13.48           52        1.75+      (1.09)+      1.90+      (1.24)+        69

Class B
-------
2001(g)             6.49    (35.10)           8        2.45+      (1.60)+      2.80+      (1.95)+        84
2002(h)             7.34     13.10           11        2.45+      (1.79)+      2.60+      (1.94)+        69
-----------------------------------------------------------------------------------------------------------




Financial Highlights (continued)
FIRST INVESTORS
-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                 Less Distributions
                             Income from Investment Operations            from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      Income    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
MID-CAP OPPORTUNITY FUND
------------------------
Class A
-------
1997(c)         $15.29      $ (.03)        $ 4.02      $ 3.99       $ .04       $ .68          $ .72
1998(b)          18.56        (.03)         (2.82)      (2.85)         --        1.18           1.18
1999(d)          14.53        (.13)          6.62        6.49          --          --             --
2000(d)          21.02        (.10)          8.02        7.92          --        2.28           2.28
2001(d)          26.66        (.05)         (7.67)      (7.72)         --        1.30           1.30
2002(h)          17.64        (.07)          3.41        3.34          --          --             --

Class B
-------
1997(c)          15.10        (.08)          3.89        3.81          --         .68            .68
1998(b)          18.23        (.12)         (2.76)      (2.88)         --        1.18           1.18
1999(d)          14.17        (.23)          6.41        6.18          --          --             --
2000(d)          20.35        (.20)          7.67        7.47          --        2.28           2.28
2001(d)          25.54        (.18)         (7.32)      (7.50)         --        1.30           1.30
2002(h)          16.74        (.12)          3.22        3.10          --          --             --
-----------------------------------------------------------------------------------------------------
SPECIAL SITUATIONS FUND
-----------------------
Class A
-------
1997(f)         $20.73      $ (.09)        $ 3.44      $ 3.35        $ --       $1.90          $1.90
1998(a)          22.18        (.05)         (4.30)      (4.35)         --          --             --
1999(d)          17.83        (.22)          5.79        5.57          --          --             --
2000(d)          23.40        (.18)          9.81        9.63          --        1.21           1.21
2001(d)          31.82        (.18)        (11.59)     (11.77)         --        4.89           4.89
2002(h)          15.16        (.09)          1.91        1.82          --          --             --

Class B
-------
1997(f)          20.45        (.15)          3.29        3.14          --        1.90           1.90
1998(a)          21.69        (.13)         (4.22)      (4.35)         --          --             --
1999(d)          17.34        (.36)          5.64        5.28          --          --             --
2000(d)          22.62        (.33)          9.38        9.05          --        1.21           1.21
2001(d)          30.46        (.29)        (11.00)     (11.29)         --        4.89           4.89
2002(h)          14.28        (.14)          1.80        1.66          --          --             --
-----------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------
                                            R A T I O S / S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets++       Waived or Assumed
                                                   --------------------  ----------------------
               Net Asset                                            Net                     Net   Portfolio
                  Value,     Total   Net Assets              Investment              Investment    Turnover
                  End of   Return* End of Period   Expenses      Income    Expenses      Income        Rate
                  Period       (%) (in millions)        (%)         (%)         (%)         (%)         (%)
-----------------------------------------------------------------------------------------------------------
MID-CAP OPPORTUNITY FUND
------------------------
Class A
-------
1997(c)           $18.56     27.09         $ 26        1.50        (.21)       1.94        (.65)         90
1998(b)            14.53    (16.42)          30        1.50+       (.25)+      1.89+       (.64)+       102
1999(d)            21.02     44.67           50        1.50        (.69)       1.77        (.96)        171
2000(d)            26.66     41.41          120        1.42        (.52)       1.67        (.77)        180
2001(d)            17.64    (30.34)         109        1.51        (.27)       1.76        (.52)        123
2002(h)            20.98     18.93          149        1.62+       (.72)+      1.86+       (.96)+        84

Class B
-------
1997(c)            18.23     26.17            3        2.20        (.91)       2.64       (1.35)         90
1998(b)            14.17    (16.91)           4        2.20+       (.95)+      2.59+      (1.34)+       102
1999(d)            20.35     43.61            7        2.20       (1.39)       2.47       (1.66)        171
2000(d)            25.54     40.46           24        2.12       (1.22)       2.37       (1.47)        180
2001(d)            16.74    (30.84)          22        2.21        (.97)       2.46       (1.22)        123
2002(h)            19.84     18.52           29        2.32+      (1.42)+      2.56+      (1.66)+        84
-----------------------------------------------------------------------------------------------------------
SPECIAL SITUATIONS FUND
-----------------------
Class A
-------
1997(f)           $22.18     16.15         $194        1.53        (.45)       1.78        (.70)         84
1998(a)            17.83    (19.61)         160        1.53+       (.32)+      1.75+       (.54)+        70
1999(d)            23.40     31.24          186        1.53        (.97)       1.76       (1.20)        132
2000(d)            31.82     43.07          276        1.41        (.68)       1.60        (.87)        161
2001(d)            15.16    (42.86)         164        1.54        (.94)       1.75       (1.15)        183
2002(h)            16.98     12.01          187        1.62+      (1.16)+      1.86+      (1.40)+        95

Class B
-------
1997(f)            21.69     15.34           17        2.23       (1.15)       2.48       (1.40)         84
1998(a)            17.34    (20.06)          15        2.23+      (1.02)+      2.45+      (1.24)+        70
1999(d)            22.62     30.45           20        2.23       (1.67)       2.46       (1.90)        132
2000(d)            30.46     41.94           34        2.11       (1.38)       2.30       (1.57)        161
2001(d)            14.28    (43.26)          21        2.24       (1.64)       2.45       (1.85)        183
2002(h)            15.94     11.63           24        2.32+      (1.86)+      2.56+      (2.10)+        95
-----------------------------------------------------------------------------------------------------------



Financial Highlights (continued)
FIRST INVESTORS
-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                 Less Distributions
                             Income from Investment Operations            from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      Income    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
FOCUSED EQUITY FUND
-------------------
Class A
-------
1999(e)          $10.00      $ (.04)         $ .92       $ .88        $ --        $ --           $ --
2000(d)           10.88        (.08)          (.42)       (.50)         --          --             --
2001(d)           10.38        (.03)         (2.63)      (2.66)         --          --             --
2002(h)            7.72        (.04)           .92         .88          --          --             --

Class B
-------
1999(e)           10.00        (.06)           .90         .84          --          --             --
2000(d)           10.84        (.15)          (.43)       (.58)         --          --             --
2001(d)           10.26        (.09)         (2.59)      (2.68)         --          --             --
2002(h)            7.58        (.07)           .91         .84          --          --             --
-----------------------------------------------------------------------------------------------------
GLOBAL FUND
-----------
Class A
-------
1997(f)          $ 6.59       $ .03          $ .50       $ .53       $ .03       $ .68          $ .71
1998(a)            6.41         .01           (.09)       (.08)         --          --             --
1999(d)            6.33          --           1.86        1.86          --         .08            .08
2000(d)            8.11        (.02)           .91         .89          --         .89            .89
2001(d)            8.11        (.01)         (2.13)      (2.14)         --         .76            .76
2002(h)            5.21          --            .57         .57          --          --             --

Class B
-------
1997(f)            6.51        (.01)           .49         .48          --         .68            .68
1998(a)            6.31        (.03)          (.09)       (.12)         --          --             --
1999(d)            6.19        (.04)          1.81        1.77          --         .08            .08
2000(d)            7.88        (.07)           .88         .81          --         .89            .89
2001(d)            7.80        (.06)         (2.03)      (2.09)         --         .76            .76
2002(h)            4.95         .02            .51         .53          --          --             --
-----------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------
                                            R A T I O S / S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets++       Waived or Assumed
                                                   --------------------  ----------------------
               Net Asset                                            Net                     Net   Portfolio
                  Value,     Total   Net Assets              Investment              Investment    Turnover
                  End of   Return* End of Period   Expenses      Income    Expenses      Income        Rate
                  Period       (%) (in millions)        (%)         (%)         (%)         (%)         (%)
----------------------------------------------------------------------------------------------------------
FOCUSED EQUITY FUND
-------------------
Class A
-------
1999(e)           $10.88      8.80         $ 59        1.75+       (.93)+      1.90+      (1.08)+        57
2000(d)            10.38     (4.60)          75        1.62        (.76)       1.52        (.66)        178
2001(d)             7.72    (25.63)          51        1.75        (.35)        N/A         N/A         240
2002(h)             8.60     11.40           59        1.72+       (.98)+       N/A         N/A          72

Class B
-------
1999(e)            10.84      8.40           14        2.45+      (1.63)+      2.60+      (1.78)+        57
2000(d)            10.26     (5.35)          18        2.32       (1.46)       2.22       (1.36)        178
2001(d)             7.58    (26.12)          13        2.45       (1.05)        N/A         N/A         240
2002(h)             8.42     11.08           15        2.42+      (1.68)+       N/A         N/A          72
-----------------------------------------------------------------------------------------------------------
GLOBAL FUND
-----------
Class A
-------
1997(f)           $ 6.41      7.98         $277        1.82         .41         N/A         N/A          70
1998(a)             6.33     (1.25)         261        1.82+        .12+        N/A         N/A          82
1999(d)             8.11     29.63          316        1.72        (.03)        N/A         N/A          92
2000(d)             8.11     11.73          350        1.65        (.26)        N/A         N/A         102
2001(d)             5.21    (28.87)         234        1.77        (.21)        N/A         N/A         116
2002(h)             5.78     10.94          251        1.80+       (.56)+       N/A         N/A          57

Class B
-------
1997(f)             6.31      7.36           10        2.52        (.29)        N/A         N/A          70
1998(a)             6.19     (1.90)          12        2.52+       (.58)+       N/A         N/A          82
1999(d)             7.88     28.78           18        2.42        (.73)        N/A         N/A          92
2000(d)             7.80     10.99           26        2.35        (.96)        N/A         N/A         102
2001(d)             4.95    (29.42)          18        2.47        (.91)        N/A         N/A         116
2002(h)             5.48     10.71           20        2.50+      (1.26)+       N/A         N/A          57
-----------------------------------------------------------------------------------------------------------

  + Annualized
 ++ Net of expenses waived or assumed by the investment adviser (Note 3).
  * Calculated without sales charges.
 ** See Note 7.
(a) For the period January 1, 1998 to September 30, 1998.
(b) For the period November 1, 1997 to September 30, 1998.
(c) For the fiscal year ended October 31.
(d) For the fiscal year ended September 30.
(e) For the period March 22, 1999 (commencement of operations) to
    September 30, 1999.
(f) For the calendar year ended December 31.
(g) For the period October 25, 2000 (commencement of operations) to
    September 30, 2001.
(h) For the period October 1, 2001 to March 31, 2002.

See notes to financial statments.




Independent Auditors' Report

To the Shareholders and Boards of Directors/Trustees of First Investors Series Fund
First Investors Series Fund II, Inc.
First Investors Global Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments of the Blue Chip Fund, Special Situations Fund and Total Return Fund (each a series of First Investors Series Fund), the All-Cap Growth Fund, Focused Equity Fund, Growth & Income Fund, Mid-Cap Opportunity Fund and Utilities Income Fund (each a series of First Investors Series Fund II, Inc.), and First Investors Global Fund, Inc. as of March 31, 2002, the related statement of operations, the statement of changes in net assets and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2002, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation requests, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Blue Chip Fund, Special Situations Fund, Total Return Fund, All-Cap Growth Fund, Focused Equity Fund, Growth & Income Fund, Mid-Cap Opportunity Fund, Utilities Income Fund, and Global Fund at March 31, 2002, and the results of their operations, changes in their net assets and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.


                                                 Tait, Weller & Baker

Philadelphia, Pennsylvania
April 30, 2002



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FIRST INVESTORS EQUITY FUNDS

Directors/Trustees
--------------------------------------------------
James J. Coy (Emeritus)

Robert M. Grohol

Glenn O. Head

Kathryn S. Head

Larry R. Lavoie

Rex R. Reed

Herbert Rubinstein

James M. Srygley

John T. Sullivan

Robert F. Wentworth

Officers
--------------------------------------------------
Kathryn S. Head
President

Dennis T. Fitzpatrick
Vice President

Edwin D. Miska
Vice President

Clark D. Wagner
Vice President

Concetta Durso
Vice President and Secretary

Joseph I. Benedek
Treasurer

Mark S. Spencer
Assistant Treasurer

Carol Lerner Brown
Assistant Secretary



FIRST INVESTORS EQUITY FUNDS

Shareholder Information
--------------------------------------------------
Investment Adviser
First Investors Management Company, Inc.
95 Wall Street
New York, NY 10005

Subadviser (All-Cap Growth Fund, Focused Equity
Fund and Global Fund only)
Wellington Management Company, LLP
75 State Street
Boston, MA 02109

Underwriter
First Investors Corporation
95 Wall Street
New York, NY 10005

Custodian
The Bank of New York
48 Wall Street
New York, NY 10286

Custodian (Global Fund only)
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent
Administrative Data Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

Auditors
Tait, Weller & Baker
Eight Penn Center Plaza
Philadelphia, PA 19103


It is the Funds' practice to mail only one copy of their annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Funds will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Funds' prospectus.



NOTES



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